UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10045

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Global Energy Solutions Fund

Class A CGAEX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$171,693,480
# of Portfolio Holdings	173
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	27.3%
Denmark	3.3%
United Kingdom	3.9%
Japan	4.3%
France	4.3%
Taiwan	4.8%
Spain	4.8%
Canada	5.3%
China	5.7%
Germany	6.0%
United States	30.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Neste OYJ	1.3%
SSE PLC	1.1%
Orsted AS	1.0%
Boralex, Inc., Class A	1.0%
EDP SA	1.0%
Ormat Technologies, Inc.	1.0%
Verbund AG	1.0%
Brookfield Renewable Partners LP	1.0%
Northland Power, Inc.	1.0%
Elia Group SA	0.9%
Total	10.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CGAEX-TSR-SAR

Calvert Global Energy Solutions Fund

Class C CGACX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$171,693,480
# of Portfolio Holdings	173
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	27.3%
Denmark	3.3%
United Kingdom	3.9%
Japan	4.3%
France	4.3%
Taiwan	4.8%
Spain	4.8%
Canada	5.3%
China	5.7%
Germany	6.0%
United States	30.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Neste OYJ	1.3%
SSE PLC	1.1%
Orsted AS	1.0%
Boralex, Inc., Class A	1.0%
EDP SA	1.0%
Ormat Technologies, Inc.	1.0%
Verbund AG	1.0%
Brookfield Renewable Partners LP	1.0%
Northland Power, Inc.	1.0%
Elia Group SA	0.9%
Total	10.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CGACX-TSR-SAR

Calvert Global Energy Solutions Fund

Class I CAEIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Energy Solutions Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$171,693,480
# of Portfolio Holdings	173
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	27.3%
Denmark	3.3%
United Kingdom	3.9%
Japan	4.3%
France	4.3%
Taiwan	4.8%
Spain	4.8%
Canada	5.3%
China	5.7%
Germany	6.0%
United States	30.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Neste OYJ	1.3%
SSE PLC	1.1%
Orsted AS	1.0%
Boralex, Inc., Class A	1.0%
EDP SA	1.0%
Ormat Technologies, Inc.	1.0%
Verbund AG	1.0%
Brookfield Renewable Partners LP	1.0%
Northland Power, Inc.	1.0%
Elia Group SA	0.9%
Total	10.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CAEIX-TSR-SAR

Calvert Global Water Fund

Class A CFWAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$540,363,647
# of Portfolio Holdings	119
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.5%
Canada	1.4%
Australia	1.8%
Italy	1.8%
France	3.1%
Switzerland	4.2%
Brazil	4.6%
China	4.8%
Japan	6.5%
United Kingdom	8.2%
United States	53.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
American Water Works Co., Inc.	1.8%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.8%
Essential Utilities, Inc.	1.7%
Veolia Environnement SA	1.7%
United Utilities Group PLC	1.6%
Ecolab, Inc.	1.6%
Severn Trent PLC	1.6%
Waters Corp.	1.6%
Xylem, Inc.	1.5%
Veralto Corp.	1.4%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFWAX-TSR-SAR

Calvert Global Water Fund

Class C CFWCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$540,363,647
# of Portfolio Holdings	119
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.5%
Canada	1.4%
Australia	1.8%
Italy	1.8%
France	3.1%
Switzerland	4.2%
Brazil	4.6%
China	4.8%
Japan	6.5%
United Kingdom	8.2%
United States	53.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
American Water Works Co., Inc.	1.8%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.8%
Essential Utilities, Inc.	1.7%
Veolia Environnement SA	1.7%
United Utilities Group PLC	1.6%
Ecolab, Inc.	1.6%
Severn Trent PLC	1.6%
Waters Corp.	1.6%
Xylem, Inc.	1.5%
Veralto Corp.	1.4%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFWCX-TSR-SAR

Calvert Global Water Fund

Class I CFWIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Global Water Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$540,363,647
# of Portfolio Holdings	119
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	10.5%
Canada	1.4%
Australia	1.8%
Italy	1.8%
France	3.1%
Switzerland	4.2%
Brazil	4.6%
China	4.8%
Japan	6.5%
United Kingdom	8.2%
United States	53.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
American Water Works Co., Inc.	1.8%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP), ADR	1.8%
Essential Utilities, Inc.	1.7%
Veolia Environnement SA	1.7%
United Utilities Group PLC	1.6%
Ecolab, Inc.	1.6%
Severn Trent PLC	1.6%
Waters Corp.	1.6%
Xylem, Inc.	1.5%
Veralto Corp.	1.4%
Total	16.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CFWIX-TSR-SAR

Calvert Green Bond Fund

Class A CGAFX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$822,909,823
# of Portfolio Holdings	192
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Corporate Bonds 44.3%
U.S. Government Agency Mortgage-Backed Securities 17.4%
Commercial Mortgage-Backed Securities 11.3%
Asset-Backed Securities 10.5%
Sovereign Government Bonds 9.1%
Short-Term Investments 4.3%
Taxable Municipal Obligations 1.3%
Preferred Stocks 1.0%
Other† 0.8%

Table Summary
Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Short-Term Investments	4.3%
Sovereign Government Bonds	9.1%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	11.3%
U.S. Government Agency Mortgage-Backed Securities	17.4%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.2%
A	22.0%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CGAFX-TSR-SAR

Calvert Green Bond Fund

Class I CGBIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$822,909,823
# of Portfolio Holdings	192
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Short-Term Investments	4.3%
Sovereign Government Bonds	9.1%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	11.3%
U.S. Government Agency Mortgage-Backed Securities	17.4%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.2%
A	22.0%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CGBIX-TSR-SAR

Calvert Green Bond Fund

Class R6 CBGRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Green Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$822,909,823
# of Portfolio Holdings	192
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	0.8%
Preferred Stocks	1.0%
Taxable Municipal Obligations	1.3%
Short-Term Investments	4.3%
Sovereign Government Bonds	9.1%
Asset-Backed Securities	10.5%
Commercial Mortgage-Backed Securities	11.3%
U.S. Government Agency Mortgage-Backed Securities	17.4%
Corporate Bonds	44.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	8.5%
Not Rated	0.1%
B	1.0%
BB	2.1%
BBB	20.2%
A	22.0%
AA	6.5%
AAA	39.6%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CBGRX-TSR-SAR

Calvert Small-Cap Fund

Class A CCVAX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,500,929,921
# of Portfolio Holdings	67
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Energy	1.1%
Utilities	2.8%
Consumer Staples	3.2%
Health Care	6.9%
Materials	7.1%
Real Estate	7.1%
Information Technology	12.1%
Consumer Discretionary	15.6%
Financials	20.2%
Industrials	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Community Financial System, Inc.	3.3%
CSW Industrials, Inc.	3.2%
Franklin Electric Co., Inc.	3.1%
Valvoline, Inc.	2.9%
Dorman Products, Inc.	2.9%
Diodes, Inc.	2.8%
IDACORP, Inc.	2.8%
Donaldson Co., Inc.	2.8%
Essential Properties Realty Trust, Inc.	2.7%
Aramark	2.7%
Total	29.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CCVAX-TSR-SAR

Calvert Small-Cap Fund

Class C CSCCX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,500,929,921
# of Portfolio Holdings	67
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Energy	1.1%
Utilities	2.8%
Consumer Staples	3.2%
Health Care	6.9%
Materials	7.1%
Real Estate	7.1%
Information Technology	12.1%
Consumer Discretionary	15.6%
Financials	20.2%
Industrials	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Community Financial System, Inc.	3.3%
CSW Industrials, Inc.	3.2%
Franklin Electric Co., Inc.	3.1%
Valvoline, Inc.	2.9%
Dorman Products, Inc.	2.9%
Diodes, Inc.	2.8%
IDACORP, Inc.	2.8%
Donaldson Co., Inc.	2.8%
Essential Properties Realty Trust, Inc.	2.7%
Aramark	2.7%
Total	29.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSCCX-TSR-SAR

Calvert Small-Cap Fund

Class I CSVIX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,500,929,921
# of Portfolio Holdings	67
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Energy	1.1%
Utilities	2.8%
Consumer Staples	3.2%
Health Care	6.9%
Materials	7.1%
Real Estate	7.1%
Information Technology	12.1%
Consumer Discretionary	15.6%
Financials	20.2%
Industrials	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Community Financial System, Inc.	3.3%
CSW Industrials, Inc.	3.2%
Franklin Electric Co., Inc.	3.1%
Valvoline, Inc.	2.9%
Dorman Products, Inc.	2.9%
Diodes, Inc.	2.8%
IDACORP, Inc.	2.8%
Donaldson Co., Inc.	2.8%
Essential Properties Realty Trust, Inc.	2.7%
Aramark	2.7%
Total	29.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CSVIX-TSR-SAR

Calvert Small-Cap Fund

Class R6 CALRX

Semi-Annual Shareholder Report March 31, 2026

This semi-annual shareholder report contains important information about the Calvert Small-Cap Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,500,929,921
# of Portfolio Holdings	67
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.0%
Energy	1.1%
Utilities	2.8%
Consumer Staples	3.2%
Health Care	6.9%
Materials	7.1%
Real Estate	7.1%
Information Technology	12.1%
Consumer Discretionary	15.6%
Financials	20.2%
Industrials	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Community Financial System, Inc.	3.3%
CSW Industrials, Inc.	3.2%
Franklin Electric Co., Inc.	3.1%
Valvoline, Inc.	2.9%
Dorman Products, Inc.	2.9%
Diodes, Inc.	2.8%
IDACORP, Inc.	2.8%
Donaldson Co., Inc.	2.8%
Essential Properties Realty Trust, Inc.	2.7%
Aramark	2.7%
Total	29.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2026

CALRX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Small-Cap Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Small-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Small-Cap Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 0.9%
Hexcel Corp.	159,786	$ 12,931,481
		$ 12,931,481
Automobile Components — 2.9%
Dorman Products, Inc.(1)	417,999	$ 43,622,376
		$ 43,622,376
Banks — 13.0%
Commerce Bancshares, Inc.	702,896	$ 34,582,483
Community Financial System, Inc.	861,783	50,543,573
Cullen/Frost Bankers, Inc.	123,581	16,940,484
First Financial Bankshares, Inc.	603,791	17,781,645
Old National Bancorp	1,646,200	36,381,020
SouthState Bank Corp.	386,131	35,724,840
Stock Yards Bancorp, Inc.	39,567	2,622,896
Webster Financial Corp.	9,577	664,835
		$195,241,776
Building Products — 9.8%
A.O. Smith Corp.	419,451	$27,658,599
Advanced Drainage Systems, Inc.	88,501	12,136,142
AZZ, Inc.	242,588	30,355,037
CSW Industrials, Inc.	186,041	48,478,564
Hayward Holdings, Inc.(1)	2,095,309	28,035,234
		$146,663,576
Capital Markets — 1.6%
Stifel Financial Corp.	316,242	$23,376,609
		$23,376,609
Chemicals — 4.5%
Balchem Corp.	193,752	$32,837,089
Quaker Chemical Corp.	273,177	33,936,779
		$66,773,868
Construction Materials — 1.0%
Knife River Corp.(1)	185,490	$15,145,258
		$15,145,258
Consumer Staples Distribution & Retail — 0.7%
Chefs' Warehouse, Inc.(1)	172,836	$10,275,100
		$10,275,100
Containers & Packaging — 1.8%
AptarGroup, Inc.	207,720	$26,176,874
		$26,176,874
Security	Shares	Value
Distributors — 0.4%
Pool Corp.	31,693	$ 6,412,445
		$ 6,412,445
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.(1)	285,310	$ 23,432,510
		$ 23,432,510
Diversified REITs — 2.7%
Essential Properties Realty Trust, Inc.	1,344,457	$ 40,817,715
		$ 40,817,715
Electric Utilities — 2.8%
IDACORP, Inc.	297,841	$42,582,328
		$42,582,328
Electronic Equipment, Instruments & Components — 2.4%
Badger Meter, Inc.	175,651	$26,760,430
Ralliant Corp.	219,186	9,115,946
		$35,876,376
Financial Services — 1.3%
Euronet Worldwide, Inc.(1)	182,616	$12,120,224
Flywire Corp.(1)	606,803	7,063,187
		$19,183,411
Food Products — 2.0%
Post Holdings, Inc.(1)	305,293	$30,181,266
		$30,181,266
Ground Transportation — 0.8%
Lyft, Inc., Class A(1)	934,694	$12,431,430
		$12,431,430
Health Care Providers & Services — 5.5%
Addus HomeCare Corp.(1)	148,404	$13,898,035
Option Care Health, Inc.(1)	910,980	24,523,581
Progyny, Inc.(1)	372,351	6,322,520
U.S. Physical Therapy, Inc.	511,621	38,351,110
		$83,095,246
Health Care Technology — 0.4%
HeartFlow, Inc.(1)(2)	265,991	$6,471,561
		$6,471,561
Hotels, Restaurants & Leisure — 5.0%
Aramark	989,623	$40,119,316
Wyndham Hotels & Resorts, Inc.	437,221	35,515,462
		$75,634,778

1
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 1.4%
Meritage Homes Corp.	150,559	$ 9,310,569
Taylor Morrison Home Corp.(1)	202,946	11,819,575
		$ 21,130,144
Household Products — 0.5%
WD-40 Co.	39,688	$ 8,093,971
		$ 8,093,971
Industrial REITs — 4.5%
EastGroup Properties, Inc.	151,223	$ 27,989,865
Rexford Industrial Realty, Inc.	449,105	14,699,207
Terreno Realty Corp.	405,989	24,935,844
		$67,624,916
Insurance — 4.6%
First American Financial Corp.	366,924	$22,121,848
Hamilton Insurance Group Ltd., Class B	999,289	29,808,791
White Mountains Insurance Group Ltd.	7,593	16,681,517
		$68,612,156
Life Sciences Tools & Services — 1.0%
Bio-Techne Corp.	288,489	$15,076,435
		$15,076,435
Machinery — 8.9%
Atmus Filtration Technologies, Inc.	343,666	$19,509,919
Donaldson Co., Inc.	495,661	42,066,749
ESCO Technologies, Inc.	88,933	25,023,078
Franklin Electric Co., Inc.	516,413	47,597,786
		$134,197,532
Oil, Gas & Consumable Fuels — 1.1%
California Resources Corp.	235,230	$16,282,621
		$16,282,621
Semiconductors & Semiconductor Equipment — 4.2%
Allegro MicroSystems, Inc.(1)	643,932	$20,303,176
Diodes, Inc.(1)	627,756	42,850,624
		$63,153,800
Software — 5.6%
Alkami Technology, Inc.(1)(2)	538,801	$8,443,012
AppFolio, Inc., Class A(1)	42,742	6,745,542
Bentley Systems, Inc., Class B	456,807	16,043,062
CCC Intelligent Solutions Holdings, Inc.(1)	4,013,397	24,080,382
Descartes Systems Group, Inc.(1)	303,542	21,721,466
Manhattan Associates, Inc.(1)	53,751	7,155,333
		$84,188,797
Security	Shares	Value
Specialty Retail — 3.0%
Valvoline, Inc.(1)	1,325,362	$ 44,638,192
		$ 44,638,192
Textiles, Apparel & Luxury Goods — 1.5%
Steven Madden Ltd.	649,777	$ 22,040,436
		$ 22,040,436
Trading Companies & Distributors — 2.8%
Core & Main, Inc., Class A(1)	575,344	$ 28,421,994
EquipmentShare.com, Inc., Class A(1)	673,642	13,722,087
		$42,144,081
Total Common Stocks (identified cost $1,393,113,795)		$1,503,509,065

Short-Term Investments — 1.0%
Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	15,757,979	$ 15,757,979
Total Affiliated Fund (identified cost $15,757,979)		$ 15,757,979
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(4)	103,328	$ 103,328
Total Securities Lending Collateral (identified cost $103,328)		$ 103,328
Total Short-Term Investments (identified cost $15,861,307)		$ 15,861,307
Total Investments — 101.2% (identified cost $1,408,975,102)		$1,519,370,372
Other Assets, Less Liabilities — (1.2)%		$ (18,440,451)
Net Assets — 100.0%		$1,500,929,921

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $422,165.

2
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
(4)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,393,217,123) - including $422,165 of securities on loan	$1,503,612,393
Investments in securities of affiliated issuers, at value (identified cost $15,757,979)	15,757,979
Receivable for capital shares sold	1,542,361
Dividends receivable	1,826,858
Dividends receivable - affiliated	30,041
Securities lending income receivable	2,168
Directors' deferred compensation plan	242,728
Total assets	$1,523,014,528
Liabilities
Payable for capital shares redeemed	$18,975,378
Deposits for securities loaned	103,328
Payable to affiliates:
Investment advisory fee	915,125
Administrative fee	161,688
Distribution and service fees	63,844
Sub-transfer agency fee	28,507
Directors' deferred compensation plan	242,728
Other	45,352
Accrued expenses	1,548,657
Total liabilities	$22,084,607
Net Assets	$1,500,929,921
Sources of Net Assets
Paid-in capital	$1,265,052,525
Distributable earnings	235,877,396
Net Assets	$1,500,929,921
Class A Shares
Net Assets	$226,086,560
Shares Outstanding	8,384,037
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.97
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$28.46
Class C Shares
Net Assets	$16,221,073
Shares Outstanding	773,854
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$20.96
Class I Shares
Net Assets	$1,094,087,963
Shares Outstanding	36,514,215
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$29.96
4
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$164,534,325
Shares Outstanding	5,488,502
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$29.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income	$13,506,323
Dividend income - affiliated issuers	232,273
Interest income	1,285
Securities lending income, net	43,490
Total investment income	$13,783,371
Expenses
Investment advisory fee	$6,620,935
Administrative fee	1,168,400
Distribution and service fees:
Class A	309,670
Class C	100,419
Directors' fees and expenses	52,615
Custodian fees	18,567
Transfer agency fees and expenses	929,760
Accounting fees	231,287
Professional fees	56,495
Registration fees	48,050
Reports to shareholders	83,831
Interest expense and fees	122,685
Miscellaneous	430,862
Total expenses	$10,173,576
Waiver and/or reimbursement of expenses by affiliates	$(349,639)
Net expenses	$9,823,937
Net investment income	$3,959,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$111,315,760(1)
Net realized gain	$111,315,760
Change in unrealized appreciation (depreciation):
Investment securities	$(204,295,718)
Net change in unrealized appreciation (depreciation)	$(204,295,718)
Net realized and unrealized loss	$(92,979,958)
Net decrease in net assets from operations	$(89,020,524)

(1)	Includes $81,841,271 of net realized gains from redemptions in-kind.
6
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,959,434	$8,135,696
Net realized gain	111,315,760(1)	270,476,443
Net change in unrealized appreciation (depreciation)	(204,295,718)	(364,247,560)
Net decrease in net assets from operations	$(89,020,524)	$(85,635,421)
Distributions to shareholders:
Class A	$(30,725,941)	$(4,438,256)
Class C	(3,164,076)	(492,871)
Class I	(175,018,186)	(34,285,575)
Class R6	(24,567,053)	(2,533,398)
Total distributions to shareholders	$(233,475,256)	$(41,750,100)
Capital share transactions:
Class A	$4,410,325	$(26,629,485)
Class C	(3,089,264)	(5,757,398)
Class I	(518,674,076)	(370,712,513)
Class R6	(47,769,310)	81,481,652
Net decrease in net assets from capital share transactions	$(565,122,325)	$(321,617,744)
Net decrease in net assets	$(887,618,105)	$(449,003,265)
Net Assets
At beginning of period	$2,388,548,026	$2,837,551,291
At end of period	$1,500,929,921	$2,388,548,026

(1)	Includes $81,841,271 of net realized gains from redemptions in-kind.
7
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$32.41	$34.05	$27.40	$25.35	$33.14	$23.94
Income (Loss) From Operations
Net investment income (loss)(1)	$0.04	$0.03	$0.05	$0.06	$(0.04)	$(0.07)
Net realized and unrealized gain (loss)	(1.56)	(1.17)	6.64	2.38	(5.34)	9.27
Total income (loss) from operations	$(1.52)	$(1.14)	$6.69	$2.44	$(5.38)	$9.20
Less Distributions
From net investment income	$(0.03)	$(0.05)	$(0.04)	$ —	$ —	$ —
From net realized gain	(3.89)	(0.45)	—	(0.39)	(2.41)	—
Total distributions	$(3.92)	$(0.50)	$(0.04)	$(0.39)	$(2.41)	$ —
Net asset value — End of period	$26.97	$32.41	$34.05	$27.40	$25.35	$33.14
Total Return(2)	(5.41)%(3)	(3.49)%	24.42%	9.63%	(17.82)%	38.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226,087	$265,703	$306,938	$262,360	$241,335	$288,922
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.27%(5)(6)	1.20%	1.19%	1.19%	1.19%	1.19%
Net expenses	1.22%(5)(6)(7)	1.20%(7)	1.19%(7)	1.19%(7)	1.19%(7)	1.19%
Net investment income (loss)	0.26%(5)	0.09%	0.17%	0.20%	(0.12)%	(0.21)%
Portfolio Turnover	21%(3)	34%	32%	44%	42%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily nets assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$26.13	$27.70	$22.42	$20.97	$27.84	$20.27
Income (Loss) From Operations
Net investment loss(1)	$(0.06)	$(0.18)	$(0.15)	$(0.13)	$(0.22)	$(0.26)
Net realized and unrealized gain (loss)	(1.22)	(0.94)	5.43	1.97	(4.41)	7.83
Total income (loss) from operations	$(1.28)	$(1.12)	$5.28	$1.84	$(4.63)	$7.57
Less Distributions
From net realized gain	$(3.89)	$(0.45)	$ —	$(0.39)	$(2.24)	$ —
Total distributions	$(3.89)	$(0.45)	$ —	$(0.39)	$(2.24)	$ —
Net asset value — End of period	$20.96	$26.13	$27.70	$22.42	$20.97	$27.84
Total Return(2)	(5.81)%(3)	(4.20)%	23.55%	8.77%	(18.42)%	37.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,221	$23,548	$30,966	$28,169	$26,452	$32,596
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.02%(5)(6)	1.95%	1.94%	1.94%	1.94%	1.94%
Net expenses	1.97%(5)(6)(7)	1.95%(7)	1.94%(7)	1.94%(7)	1.94%(7)	1.94%
Net investment loss	(0.53)%(5)	(0.66)%	(0.58)%	(0.56)%	(0.87)%	(0.97)%
Portfolio Turnover	21%(3)	34%	32%	44%	42%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily nets assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$35.61	$37.34	$30.03	$27.73	$36.02	$26.00
Income (Loss) From Operations
Net investment income(1)	$0.07	$0.12	$0.14	$0.14	$0.04	$0.01
Net realized and unrealized gain (loss)	(1.73)	(1.28)	7.28	2.60	(5.85)	10.05
Total income (loss) from operations	$(1.66)	$(1.16)	$7.42	$2.74	$(5.81)	$10.06
Less Distributions
From net investment income	$(0.10)	$(0.12)	$(0.11)	$(0.05)	$(0.03)	$(0.04)
From net realized gain	(3.89)	(0.45)	—	(0.39)	(2.45)	—
Total distributions	$(3.99)	$(0.57)	$(0.11)	$(0.44)	$(2.48)	$(0.04)
Net asset value — End of period	$29.96	$35.61	$37.34	$30.03	$27.73	$36.02
Total Return(2)	(5.32)%(3)	(3.25)%	24.74%	9.90%	(17.61)%	38.73%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,094,088	$1,852,526	$2,324,427	$2,239,650	$1,858,334	$2,398,219
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.01%(5)(6)	0.95%	0.94%	0.94%	0.94%	0.94%
Net expenses	0.98%(5)(6)(7)	0.95%(7)	0.94%(7)	0.94%(7)	0.94%(7)	0.94%
Net investment income	0.43%(5)	0.34%	0.42%	0.45%	0.13%	0.03%
Portfolio Turnover	21%(3)	34%	32%	44%	42%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily nets assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$35.67	$37.37	$30.04	$27.75	$36.05	$26.01
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.17	$0.16	$0.17	$0.08	$0.04
Net realized and unrealized gain (loss)	(1.74)	(1.30)	7.30	2.60	(5.87)	10.05
Total income (loss) from operations	$(1.65)	$(1.13)	$7.46	$2.77	$(5.79)	$10.09
Less Distributions
From net investment income	$(0.15)	$(0.12)	$(0.13)	$(0.09)	$(0.06)	$(0.05)
From net realized gain	(3.89)	(0.45)	—	(0.39)	(2.45)	—
Total distributions	$(4.04)	$(0.57)	$(0.13)	$(0.48)	$(2.51)	$(0.05)
Net asset value — End of period	$29.98	$35.67	$37.37	$30.04	$27.75	$36.05
Total Return(2)	(5.27)%(3)	(3.19)%	24.89%	10.00%	(17.56)%	38.83%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$164,534	$246,770	$175,221	$312,487	$283,192	$84,689
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.92%(5)(6)	0.86%	0.86%	0.86%	0.85%	0.86%
Net expenses	0.91%(5)(6)(7)	0.86%(7)	0.86%(7)	0.86%(7)	0.85%(7)	0.86%
Net investment income	0.52%(5)	0.45%	0.49%	0.53%	0.26%	0.11%
Portfolio Turnover	21%(3)	34%	32%	44%	42%	53%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily nets assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Small-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Small-Cap Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
Small-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,503,509,065(1)	$ —	$ —	$1,503,509,065
Short-Term Investments:
Affiliated Fund	15,757,979	—	—	15,757,979
Securities Lending Collateral	103,328	—	—	103,328
Total Investments	$1,519,370,372	$ —	$ —	$1,519,370,372

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings. Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.68% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $6,620,935.
13

Calvert
Small-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $9,044 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.21%, 1.96%, 0.96% and 0.90% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $340,595.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $1,168,400.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $309,670 and $100,419 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $4,019 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Fund was also informed that EVD received less than $100 and $942 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $49,664 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities and in-kind transactions, were $397,014,401 and $890,649,613, respectively. In-kind sales for the six months ended March 31, 2026 aggregated $230,064,396.
14

Calvert
Small-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,411,583,154
Gross unrealized appreciation	$234,167,107
Gross unrealized depreciation	(126,379,889)
Net unrealized appreciation	$107,787,218
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan was $422,165 and the total value of collateral received was $428,389, comprised of cash of $103,328 and U.S. government and/or agencies securities of $325,061.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$103,328	$ —	$ —	$ —	$103,328
The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2026. Average borrowings and the weighted average annual interest rate (excluding fees) for the six months ended March 31, 2026 were $5,164,670 and 4.70%, respectively.
15

Calvert
Small-Cap Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $15,757,979, which represents 1.0% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$44,059,265	$228,856,385	$(257,157,671)	$ —	$ —	$15,757,979	$232,273	15,757,979
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	664,839	$19,775,471	1,244,005	$41,563,311
Reinvestment of distributions	1,006,825	28,835,478	117,339	4,176,086
Shares redeemed	(1,484,748)	(44,200,624)	(2,177,460)	(72,368,882)
Net increase (decrease)	186,916	$4,410,325	(816,116)	$(26,629,485)
Class C
Shares sold	33,631	$769,287	58,780	$1,594,875
Reinvestment of distributions	128,782	2,873,122	15,383	443,945
Shares redeemed	(289,886)	(6,731,673)	(290,765)	(7,796,218)
Net decrease	(127,473)	$(3,089,264)	(216,602)	$(5,757,398)
Class I
Shares sold	13,020,488	$418,529,171	10,737,832	$391,148,959
Reinvestment of distributions	4,444,484	141,334,592	700,988	27,359,579
Shares redeemed	(32,968,187)	(1,078,537,839)	(21,665,417)	(789,221,051)
Net decrease	(15,503,215)	$(518,674,076)	(10,226,597)	$(370,712,513)
Class R6
Shares sold	468,046	$15,502,626	4,037,820	$147,083,554
Reinvestment of distributions	558,706	17,772,432	56,406	2,203,241
Shares redeemed	(2,457,193)	(81,044,368)	(1,864,671)	(67,805,143)
Net increase (decrease)	(1,430,441)	$(47,769,310)	2,229,555	$81,481,652
16

CCVAX-NCSR 3.31.26

Calvert
Global Energy Solutions Fund
Global Water Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Global Energy Solutions Fund
Global Water Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Global Energy Solutions Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Austria — 1.0%
Verbund AG	22,054	$ 1,685,349
		$ 1,685,349
Belgium — 1.4%
Elia Group SA(1)	10,437	$ 1,603,114
Umicore SA	42,296	806,911
		$ 2,410,025
Brazil — 3.1%
Auren Energia SA	583,400	$ 1,344,787
Energisa SA	140,570	1,423,652
Engie Brasil Energia SA	205,140	1,300,182
Sao Martinho SA	326,452	1,336,097
		$5,404,718
Canada — 5.3%
Boralex, Inc., Class A(2)	67,898	$1,788,356
Brookfield Renewable Corp.	37,773	1,504,498
Brookfield Renewable Partners LP	51,651	1,684,942
Cameco Corp.	9,944	1,081,395
Canadian Solar, Inc.(1)	41,161	570,080
NFI Group, Inc.(1)	56,855	785,532
Northland Power, Inc.	96,187	1,613,834
		$9,028,637
Chile — 2.1%
Enel Americas SA	14,789,636	$1,267,002
Enel Chile SA	16,893,463	1,306,115
Sociedad Quimica y Minera de Chile SA ADR(1)	12,825	1,038,055
		$3,611,172
China — 5.7%
BYD Co. Ltd., Class H	88,700	$1,212,647
China Datang Corp. Renewable Power Co. Ltd., Class H(2)	4,822,000	964,214
China Everbright Environment Group Ltd.	1,281,037	881,348
Flat Glass Group Co. Ltd., Class H(1)	501,000	550,785
Li Auto, Inc. ADR(1)	52,895	943,118
NIO, Inc. ADR(1)	190,025	1,145,850
Xinyi Solar Holdings Ltd.(2)	1,864,000	698,608
XPENG, Inc. ADR(1)(2)	53,817	920,809
Yadea Group Holdings Ltd.(3)	512,000	870,580
Zhejiang Leapmotor Technology Co. Ltd., Class H(1)(3)	149,100	909,227
Zhuzhou CRRC Times Electric Co. Ltd., Class H	137,500	642,982
		$9,740,168
Denmark — 3.3%
NKT AS(1)	7,410	$964,641
Novonesis (Novozymes), Class B	16,826	999,652
Orsted AS(1)(3)	72,215	1,790,861
Rockwool AS, Class B	24,504	680,592
Security	Shares	Value
Denmark (continued)
Vestas Wind Systems AS	42,742	$ 1,289,565
		$ 5,725,311
Finland — 1.3%
Neste OYJ	67,842	$ 2,204,699
		$ 2,204,699
France — 4.3%
Alstom SA(1)	29,892	$ 854,858
Cie de Saint-Gobain SA	10,687	884,824
Danone SA	11,642	930,279
Dassault Systemes SE	45,588	922,895
Engie SA	29,231	942,040
Legrand SA	5,948	924,049
Nexans SA	6,915	940,708
Schneider Electric SE	3,729	1,015,711
		$7,415,364
Germany — 6.0%
Bayerische Motoren Werke AG	9,453	$874,466
Daimler Truck Holding AG	19,653	967,828
Deutsche Post AG	16,577	873,722
Evonik Industries AG	47,259	927,348
Infineon Technologies AG	20,737	940,757
KION Group AG	12,441	664,748
Mercedes-Benz Group AG	14,333	880,948
Nordex SE(1)	18,659	1,011,177
Siemens AG	4,226	1,029,598
Siemens Energy AG	6,575	1,133,855
SMA Solar Technology AG(1)	18,092	1,004,105
		$10,308,552
Hong Kong — 0.5%
MTR Corp. Ltd.(2)	188,000	$770,417
		$770,417
India — 1.2%
Olectra Greentech Ltd.	56,063	$579,002
Siemens Ltd.(1)	21,710	678,334
Suzlon Energy Ltd.(1)	1,987,495	842,334
		$2,099,670
Ireland — 0.5%
Kingspan Group PLC	9,520	$814,054
		$814,054
Italy — 3.2%
Enel SpA	82,956	$906,944
ERG SpA	45,966	1,173,575
Prysmian SpA	8,250	974,251
Snam SpA	128,323	972,102
Terna - Rete Elettrica Nazionale	81,473	931,840

1
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Webuild SpA(2)	191,641	$ 509,395
		$ 5,468,107
Japan — 4.3%
Azbil Corp.	89,600	$ 782,887
Central Japan Railway Co.	33,700	876,240
Daikin Industries Ltd.	8,100	971,570
East Japan Railway Co.	40,700	930,868
Fuji Electric Co. Ltd.	11,300	791,588
GS Yuasa Corp.	28,000	962,508
Mitsubishi Electric Corp.	31,500	1,030,273
Toyota Motor Corp.	50,500	1,049,760
		$7,395,694
Netherlands — 0.4%
Signify NV(3)	34,232	$729,114
		$729,114
New Zealand — 2.5%
Contact Energy Ltd.	279,745	$1,487,519
Mercury NZ Ltd.	380,481	1,367,961
Meridian Energy Ltd.	456,903	1,462,595
		$4,318,075
Norway — 1.5%
Norsk Hydro ASA	107,770	$1,148,655
Scatec ASA(1)(3)	106,079	1,434,872
		$2,583,527
Portugal — 1.0%
EDP SA	335,430	$1,774,994
		$1,774,994
Singapore — 0.5%
City Developments Ltd.	128,600	$826,058
		$826,058
South Korea — 2.7%
CS Wind Corp.	19,827	$798,467
Doosan Fuel Cell Co. Ltd.(1)	27,266	612,010
LG Chem Ltd.	3,510	717,441
LG Display Co. Ltd.(1)	87,234	640,534
LG Energy Solution Ltd.(1)	3,489	954,489
LS Electric Co. Ltd.	1,789	894,206
		$4,617,147
Spain — 4.8%
Acciona SA(2)	5,604	$1,473,641
Construcciones y Auxiliar de Ferrocarriles SA	10,068	683,675
Corp. ACCIONA Energias Renovables SA(2)	46,902	1,160,344
EDP Renovaveis SA	99,234	1,590,510
Iberdrola SA	41,472	949,466
Security	Shares	Value
Spain (continued)
Redeia Corp. SA	53,761	$ 911,267
Solaria Energia y Medio Ambiente SA(1)	54,433	1,508,563
		$ 8,277,466
Sweden — 2.4%
AddTech AB, Class B	24,824	$ 851,834
Castellum AB	74,979	867,274
Fabege AB	107,120	859,258
Munters Group AB(3)	37,975	684,965
Nibe Industrier AB, Class B(2)	215,009	898,401
		$4,161,732
Switzerland — 2.0%
ABB Ltd.	12,819	$1,042,286
Accelleron Industries AG	9,692	876,023
Landis & Gyr Group AG	11,831	759,109
Stadler Rail AG(2)	27,440	705,067
		$3,382,485
Taiwan — 4.8%
Advanced Energy Solution Holding Co. Ltd.	20,000	$647,325
Chroma ATE, Inc.	24,000	1,151,626
Chung-Hsin Electric & Machinery Manufacturing Corp.	151,000	685,897
Delta Electronics, Inc.	27,000	1,217,439
E Ink Holdings, Inc.	145,000	632,489
Everlight Electronics Co. Ltd.	344,000	726,896
Simplo Technology Co. Ltd.	75,000	789,315
Sinbon Electronics Co. Ltd.	126,000	1,009,405
Taiwan High Speed Rail Corp.	876,000	725,725
Voltronic Power Technology Corp.	28,000	648,939
		$8,235,056
United Kingdom — 3.9%
Croda International PLC	23,576	$885,342
Drax Group PLC	128,392	1,517,306
Firstgroup PLC	289,857	637,058
Johnson Matthey PLC	33,639	849,852
Linde PLC	1,965	974,169
SSE PLC	54,026	1,867,603
		$6,731,330
United States — 29.9%
AAON, Inc.(2)	8,770	$725,718
Acuity, Inc.	3,043	852,709
AECOM	10,190	864,316
AES Corp.	57,781	814,134
Alaska Air Group, Inc.(1)	19,350	711,693
Alphabet, Inc., Class A	3,203	921,055
Ameresco, Inc., Class A(1)	22,699	578,825
Applied Materials, Inc.	2,682	916,681
Aptiv PLC(1)	13,186	915,636
Array Technologies, Inc.(1)	100,728	728,263

2
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Autodesk, Inc.(1)	4,061	$ 972,203
Bloom Energy Corp., Class A(1)	7,268	984,741
BorgWarner, Inc.	17,668	958,666
Clearway Energy, Inc., Class C	40,425	1,588,298
Corning, Inc.	6,640	902,841
CRH PLC	8,322	874,809
Cummins, Inc.	1,710	920,014
Darling Ingredients, Inc.(1)	18,782	1,161,667
Eaton Corp. PLC	3,179	1,137,033
EnerSys	5,684	987,424
Enphase Energy, Inc.(1)	22,024	832,727
Equinix, Inc.	1,025	1,004,746
FedEx Corp.	2,580	918,944
First Solar, Inc.(1)	5,448	1,074,673
GE Vernova, Inc.	1,536	1,340,774
General Mills, Inc.	22,075	821,632
HA Sustainable Infrastructure Capital, Inc.	27,359	1,005,443
Hubbell, Inc.	2,164	1,061,961
Installed Building Products, Inc.	2,742	727,041
International Business Machines Corp.	4,157	1,007,615
Itron, Inc.(1)	9,619	862,151
Johnson Controls International PLC	7,932	1,038,695
MasTec, Inc.(1)	3,565	1,147,003
Microsoft Corp.	2,542	940,972
Modine Manufacturing Co.(1)	4,147	898,696
MYR Group, Inc.(1)	3,344	944,078
NextEra Energy, Inc.	10,648	988,986
Nextpower, Inc., Class A(1)	9,821	1,183,922
ON Semiconductor Corp.(1)	16,591	1,027,315
Ormat Technologies, Inc.	15,503	1,735,096
Owens Corning	7,560	818,143
Power Integrations, Inc.	17,796	911,155
Quanta Services, Inc.	2,183	1,198,511
Rockwell Automation, Inc.	2,451	879,615
Shoals Technologies Group, Inc., Class A(1)	125,865	828,192
SolarEdge Technologies, Inc.(1)	23,419	1,195,540
Stanley Black & Decker, Inc.	11,544	820,317
TopBuild Corp.(1)	2,116	743,351
Trane Technologies PLC	2,508	1,045,184
Universal Display Corp.	8,582	786,626
Waste Management, Inc.	4,146	952,709
Whirlpool Corp.	14,591	786,747
XPLR Infrastructure LP(1)	119,032	1,264,120
		$51,309,406
Total Common Stocks (identified cost $165,420,775)		$171,028,327

Short-Term Investments — 0.4%

Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	405,773	$ 405,773
Total Affiliated Fund (identified cost $405,773)		$ 405,773
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(5)	328,371	$ 328,371
Total Securities Lending Collateral (identified cost $328,371)		$ 328,371
Total Short-Term Investments (identified cost $734,144)		$ 734,144

Total Investments — 100.0% (identified cost $166,154,919)	$171,762,471
Other Assets, Less Liabilities — (0.0)%†	$ (68,991)
Net Assets — 100.0%	$171,693,480

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $7,213,560.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $6,419,619 or 3.7% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.

3
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	36.6%
Utilities	28.6
Information Technology	13.3
Consumer Discretionary	8.1
Materials	5.4
Consumer Staples	2.5
Real Estate	2.1
Energy	1.9
Financials	0.6
Communication Services	0.5
Total	99.6%

Abbreviations:
ADR	– American Depositary Receipt
4
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 1.9%
Reece Ltd.(1)	419,345	$ 3,902,074
Reliance Worldwide Corp. Ltd.	2,861,704	6,142,148
		$ 10,044,222
Austria — 0.7%
Wienerberger AG	148,354	$ 3,945,337
		$ 3,945,337
Brazil — 4.7%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR(1)	320,446	$ 9,776,801
Cia de Saneamento de Minas Gerais Copasa MG	711,592	7,926,650
Cia De Sanena Do Parana	875,300	7,524,756
		$25,228,207
Canada — 1.5%
Brookfield Renewable Corp.	69,329	$2,761,374
Gildan Activewear, Inc.	43,458	2,420,165
Stantec, Inc.	31,990	2,765,522
		$7,947,061
Chile — 1.2%
Aguas Andinas SA, Class A	16,477,608	$6,303,102
		$6,303,102
China — 5.0%
Beijing Enterprises Water Group Ltd.(1)	19,995,452	$6,934,731
China Everbright Environment Group Ltd.	4,525,666	3,113,639
China Lesso Group Holdings Ltd.	4,512,578	2,870,324
China Water Affairs Group Ltd.(1)	9,326,421	5,862,506
Guangdong Investment Ltd.	8,063,427	8,076,285
		$26,857,485
Denmark — 0.5%
Novonesis (Novozymes), Class B	49,923	$2,965,983
		$2,965,983
Finland — 1.2%
Kemira OYJ(1)	295,072	$6,433,139
		$6,433,139
France — 3.1%
Eurofins Scientific SE	36,811	$2,686,061
L'Oreal SA	6,235	2,545,692
LVMH Moet Hennessy Louis Vuitton SE	4,611	2,520,600
Veolia Environnement SA	243,204	9,262,669
		$17,015,022
Germany — 0.9%
GEA Group AG	38,074	$2,730,579
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	30,164	$ 2,330,143
		$ 5,060,722
Italy — 1.9%
ACEA SpA	232,366	$ 6,040,004
Interpump Group SpA(1)	105,430	4,025,401
		$ 10,065,405
Japan — 6.6%
Ebara Corp.	162,580	$ 4,602,335
Kurita Water Industries Ltd.	139,742	6,685,436
Lixil Corp.	409,300	4,226,567
METAWATER Co. Ltd.	216,000	4,733,112
Miura Co. Ltd.	143,400	2,876,388
Organo Corp.	64,600	5,834,381
Sekisui Chemical Co. Ltd.	151,700	2,546,841
TOTO Ltd.	130,000	4,297,971
		$35,803,031
Mexico — 0.8%
Orbia Advance Corp. SAB de CV(2)	3,494,000	$4,214,712
		$4,214,712
Netherlands — 1.3%
Aalberts NV(1)	118,402	$4,123,543
Arcadis NV	83,859	2,682,801
		$6,806,344
Singapore — 0.4%
City Developments Ltd.	381,600	$2,451,195
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$2,451,195
South Korea — 1.1%
Coway Co. Ltd.(2)	127,097	$6,156,767
		$6,156,767
Spain — 1.0%
Acciona SA(1)	10,166	$2,673,275
Iberdrola SA	125,139	2,864,951
		$5,538,226
Sweden — 1.0%
Fabege AB	317,824	$2,549,410
Sdiptech AB, Class B(1)(2)	135,059	2,889,833
		$5,439,243
Switzerland — 4.3%
Belimo Holding AG	5,465	$4,438,392
Geberit AG	7,172	4,841,314
Georg Fischer AG	79,948	4,124,451
Roche Holding AG	7,059	2,817,182

5
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sika AG	14,284	$ 2,364,262
Sulzer AG	22,209	4,656,018
		$ 23,241,619
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	46,294	$ 2,677,391
		$ 2,677,391
United Kingdom — 8.4%
CNH Industrial NV	240,848	$ 2,649,328
Croda International PLC	71,217	2,674,390
Genuit Group PLC	833,418	3,187,536
Halma PLC	52,664	2,687,485
Mondi PLC	248,361	2,807,876
Pennon Group PLC	1,020,221	7,194,857
Severn Trent PLC	211,639	8,680,079
Spirax Group PLC	76,163	6,832,875
United Utilities Group PLC	502,987	8,770,167
		$45,484,593
United States — 51.5%
A.O. Smith Corp.	69,508	$4,583,357
Advanced Drainage Systems, Inc.	32,827	4,501,566
AECOM	57,493	4,876,556
Agilent Technologies, Inc.	24,406	2,781,796
American States Water Co.	106,664	8,065,932
American Water Works Co., Inc.	74,787	10,177,763
Badger Meter, Inc.	49,468	7,536,450
Ball Corp.	44,130	2,608,524
California Water Service Group	174,586	7,915,729
Chemed Corp.	12,542	4,737,615
CMS Energy Corp.	37,946	2,943,851
Colgate-Palmolive Co.	29,881	2,546,758
Core & Main, Inc., Class A(2)	101,640	5,021,016
Digital Realty Trust, Inc.	16,469	2,967,878
Ecolab, Inc.	32,836	8,735,033
Energy Recovery, Inc.(2)	544,594	5,484,062
Entegris, Inc.	22,366	2,622,190
Equinix, Inc.	3,041	2,980,910
Essential Utilities, Inc.	233,122	9,387,823
Ferguson Enterprises, Inc.	24,783	5,780,883
FMC Corp.	200,979	3,460,858
Fortune Brands Innovations, Inc.	96,365	3,755,344
Franklin Electric Co., Inc.	49,316	4,545,456
Gorman-Rupp Co.	66,798	4,150,160
H2O America(1)	138,959	8,152,725
Hawkins, Inc.	48,286	7,416,730
Hilton Worldwide Holdings, Inc.	9,475	2,881,158
IDEX Corp.	14,143	2,680,806
IDEXX Laboratories, Inc.(2)	4,511	2,534,686
Ingersoll Rand, Inc.	31,468	2,521,216
Security	Shares	Value
United States (continued)
Intel Corp.(2)	64,951	$ 2,866,288
Itron, Inc.(2)	31,532	2,826,213
Lamb Weston Holdings, Inc.	61,474	2,597,891
Levi Strauss & Co., Class A	133,684	2,471,817
Lindsay Corp.	32,059	3,817,265
Marriott International, Inc., Class A	8,669	2,835,370
Masco Corp.	79,836	4,819,699
Middlesex Water Co.	127,684	6,645,952
Mondelez International, Inc., Class A	47,169	2,718,821
Montrose Environmental Group, Inc.(2)	212,562	4,652,982
Mueller Industries, Inc.	47,832	5,299,786
Mueller Water Products, Inc., Class A	168,158	4,622,663
Nucor Corp.	16,472	2,785,415
Otter Tail Corp.(1)	56,685	4,975,242
Parker-Hannifin Corp.	2,935	2,627,529
Pentair PLC	87,716	7,640,941
Procter & Gamble Co.	17,718	2,559,188
Roper Technologies, Inc.	8,471	2,997,548
SiteOne Landscape Supply, Inc.(2)	20,732	2,759,637
Tetra Tech, Inc.	230,679	6,948,051
Toro Co.	29,966	2,800,023
Trimble, Inc.(2)	44,301	2,889,754
Valmont Industries, Inc.	11,788	4,710,131
Veralto Corp.	93,067	8,228,984
Waters Corp.(2)	29,137	8,676,999
Watts Water Technologies, Inc., Class A	25,026	7,264,798
Xylem, Inc.	71,854	8,586,553
Zurn Elkay Water Solutions Corp., Class C	158,404	7,102,835
		$278,083,206
Total Common Stocks (identified cost $374,863,659)		$537,762,012

Short-Term Investments — 3.0%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(4)	700,555	$ 700,555
Total Affiliated Fund (identified cost $700,555)		$ 700,555

6
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 2.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(5)	15,487,552	$ 15,487,552
Total Securities Lending Collateral (identified cost $15,487,552)		$ 15,487,552
Total Short-Term Investments (identified cost $16,188,107)		$ 16,188,107

Total Investments — 102.5% (identified cost $391,051,766)	$553,950,119
Other Assets, Less Liabilities — (2.5)%	$(13,586,472)
Net Assets — 100.0%	$540,363,647

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $27,470,740.
(2)	Non-income producing security.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	42.9%
Utilities	29.4
Materials	9.3
Information Technology	5.0
Health Care	4.5
Consumer Discretionary	3.6
Consumer Staples	2.8
Real Estate	2.0
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

7
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2026
Statements of Assets and Liabilities (Unaudited)

	March 31, 2026
	Global Energy Solutions Fund	Global Water Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $165,749,146 and $390,351,211, respectively) - including $7,213,560 and $27,470,740, respectively, of securities on loan	$171,356,698	$553,249,564
Investments in securities of affiliated issuers, at value (identified cost $405,773 and $700,555, respectively)	405,773	700,555
Cash	193	—
Cash denominated in foreign currency, at value (cost $113,396 and $191,102, respectively)	112,797	190,355
Receivable for investments sold	—	272,319
Receivable for capital shares sold	79,190	109,525
Dividends receivable	141,727	1,418,449
Dividends receivable - affiliated	1,765	3,163
Securities lending income receivable	2,093	15,744
Tax reclaims receivable	269,410	739,843
Receivable from affiliates	47,727	—
Directors' deferred compensation plan	40,781	210,208
Total assets	$172,458,154	$556,909,725
Liabilities
Payable for capital shares redeemed	$87,167	$159,016
Deposits for securities loaned	328,371	15,487,552
Payable to affiliates:
Investment advisory fee	108,603	338,657
Administrative fee	17,387	56,257
Distribution and service fees	25,090	62,002
Sub-transfer agency fee	11,909	17,357
Directors' fees and expenses	2,325	—
Directors' deferred compensation plan	40,781	210,208
Other	—	3,240
Accrued expenses	143,041	211,789
Total liabilities	$764,674	$16,546,078
Net Assets	$171,693,480	$540,363,647
Sources of Net Assets
Paid-in capital	$163,844,541	$370,688,626
Distributable earnings	7,848,939	169,675,021
Net Assets	$171,693,480	$540,363,647
Class A Shares
Net Assets	$94,823,154	$235,312,704
Shares Outstanding	6,419,676	8,002,175
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.77	$29.41
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$15.59	$31.04
Class C Shares
Net Assets	$6,076,812	$12,469,061
Shares Outstanding	442,403	467,544
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$13.74	$26.67
8
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2026
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2026
	Global Energy Solutions Fund	Global Water Fund
Class I Shares
Net Assets	$70,793,514	$292,581,882
Shares Outstanding	4,710,422	9,869,188
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.03	$29.65

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
9
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2026
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2026
	Global Energy Solutions Fund	Global Water Fund
Investment Income
Dividend income (net of foreign taxes withheld of $63,360 and $242,866, respectively)	$773,865	$4,388,196
Dividend income - affiliated issuers	5,366	9,993
Non-cash dividend income	49,268	—
Interest income	319	1,081
Securities lending income, net	24,125	79,110
Total investment income	$852,943	$4,478,380
Expenses
Investment advisory fee	$618,556	$2,037,880
Administrative fee	98,969	338,666
Distribution and service fees:
Class A	113,311	310,501
Class C	29,103	68,580
Directors' fees and expenses	4,727	15,833
Custodian fees	27,842	29,419
Transfer agency fees and expenses	129,629	272,065
Accounting fees	18,992	61,916
Professional fees	29,991	30,481
Registration fees	25,610	27,543
Reports to shareholders	14,564	27,623
Miscellaneous	17,561	24,444
Total expenses	$1,128,855	$3,244,951
Waiver and/or reimbursement of expenses by affiliates	$(169,450)	$(68,436)
Net expenses	$959,405	$3,176,515
Net investment income (loss)	$(106,462)	$1,301,865
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$7,947,968	$14,544,094
Foreign currency transactions	(18,139)	(54,102)
Net realized gain	$7,929,829	$14,489,992
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $5,431 and $0, respectively)	$10,209,102	$(13,710,854)
Foreign currency	(8,082)	1,812
Net change in unrealized appreciation (depreciation)	$10,201,020	$(13,709,042)
Net realized and unrealized gain	$18,130,849	$780,950
Net increase in net assets from operations	$18,024,387	$2,082,815
10
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2026
Statements of Changes in Net Assets

	Global Energy Solutions Fund		Global Water Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income (loss)	$(106,462)	$1,493,236	$1,301,865	$6,544,131
Net realized gain	7,929,829	161,395	14,489,992	20,387,747
Net change in unrealized appreciation (depreciation)	10,201,020	14,691,082	(13,709,042)	(6,734,736)
Net increase in net assets from operations	$18,024,387	$16,345,713	$2,082,815	$20,197,142
Distributions to shareholders:
Class A	$(452,124)	$(666,100)	$(11,157,527)	$(20,170,562)
Class C	—	(3,636)	(579,780)	(1,324,154)
Class I	(471,803)	(655,336)	(14,074,616)	(24,805,130)
Total distributions to shareholders	$(923,927)	$(1,325,072)	$(25,811,923)	$(46,299,846)
Capital share transactions:
Class A	$545,502	$(9,097,049)	$(4,576,036)	$(4,956,124)
Class C	(217,754)	(1,726,577)	(1,536,768)	(2,925,362)
Class I	(973,430)	(8,010,100)	3,696,816	(5,654,597)
Net decrease in net assets from capital share transactions	$(645,682)	$(18,833,726)	$(2,415,988)	$(13,536,083)
Net increase (decrease) in net assets	$16,454,778	$(3,813,085)	$(26,145,096)	$(39,638,787)
Net Assets
At beginning of period	$155,238,702	$159,051,787	$566,508,743	$606,147,530
At end of period	$171,693,480	$155,238,702	$540,363,647	$566,508,743
11
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2026
Financial Highlights

	Global Energy Solutions Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$13.30	$11.84	$10.52	$9.86	$12.79	$9.54
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.01)	$0.11	$0.11	$0.11	$0.08	$0.06
Net realized and unrealized gain (loss)	1.55	1.45	1.30	0.62	(2.98)	3.27
Total income (loss) from operations	$1.54	$1.56	$1.41	$0.73	$(2.90)	$3.33
Less Distributions
From net investment income	$(0.07)	$(0.10)	$(0.09)	$(0.07)	$(0.03)	$(0.08)
Total distributions	$(0.07)	$(0.10)	$(0.09)	$(0.07)	$(0.03)	$(0.08)
Net asset value — End of period	$14.77	$13.30	$11.84	$10.52	$9.86	$12.79
Total Return(2)	11.63%(3)	13.36%	13.50%	7.38%	(22.71)%	35.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,823	$84,872	$85,422	$86,112	$79,841	$100,038
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.45%(5)	1.48%	1.49%	1.43%	1.40%	1.42%
Net expenses	1.24%(5)(6)	1.24%(6)	1.24%(6)	1.24%(6)	1.24%(6)	1.24%
Net investment income (loss)	(0.21)%(5)	1.00%	1.01%	0.93%	0.65%	0.48%
Portfolio Turnover	13%(3)	45%	41%	42%	43%	50%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2026
Financial Highlights — continued

	Global Energy Solutions Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$12.35	$10.98	$9.76	$9.15	$11.93	$8.92
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.06)	$0.02	$0.02	$0.02	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	1.45	1.36	1.21	0.59	(2.77)	3.06
Total income (loss) from operations	$1.39	$1.38	$1.23	$0.61	$(2.78)	$3.03
Less Distributions
From net investment income	$ —	$(0.01)	$(0.01)	$ —	$ —	$(0.02)
Total distributions	$ —	$(0.01)	$(0.01)	$ —	$ —	$(0.02)
Net asset value — End of period	$13.74	$12.35	$10.98	$9.76	$9.15	$11.93
Total Return(2)	11.26%(3)	12.55%	12.58%	6.67%	(23.30)%	33.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,077	$5,689	$6,949	$8,151	$8,304	$11,009
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.20%(5)	2.23%	2.24%	2.18%	2.16%	2.17%
Net expenses	1.99%(5)(6)	1.99%(6)	1.99%(6)	1.99%(6)	1.99%(6)	1.99%
Net investment income (loss)	(0.96)%(5)	0.20%	0.23%	0.17%	(0.11)%	(0.27)%
Portfolio Turnover	13%(3)	45%	41%	42%	43%	50%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
March 31, 2026
Financial Highlights — continued

	Global Energy Solutions Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$13.54	$12.06	$10.71	$10.03	$13.01	$9.70
Income (Loss) From Operations
Net investment income(1)	$0.00(2)	$0.14	$0.14	$0.13	$0.11	$0.10
Net realized and unrealized gain (loss)	1.59	1.46	1.33	0.64	(3.02)	3.31
Total income (loss) from operations	$1.59	$1.60	$1.47	$0.77	$(2.91)	$3.41
Less Distributions
From net investment income	$(0.10)	$(0.12)	$(0.12)	$(0.09)	$(0.07)	$(0.10)
Total distributions	$(0.10)	$(0.12)	$(0.12)	$(0.09)	$(0.07)	$(0.10)
Net asset value — End of period	$15.03	$13.54	$12.06	$10.71	$10.03	$13.01
Total Return(3)	11.81%(4)	13.60%	13.83%	7.69%	(22.52)%	35.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$70,794	$64,677	$66,680	$68,366	$68,349	$114,371
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.20%(6)	1.23%	1.24%	1.18%	1.15%	1.17%
Net expenses	0.99%(6)(7)	0.99%(7)	0.99%(7)	0.99%(7)	0.99%(7)	0.99%
Net investment income	0.04%(6)	1.24%	1.25%	1.15%	0.88%	0.80%
Portfolio Turnover	13%(4)	45%	41%	42%	43%	50%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
14
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2026
Financial Highlights

	Global Water Fund — Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$30.75	$32.19	$25.07	$21.93	$28.61	$21.67
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.31	$0.49	$0.31	$0.22	$0.33
Net realized and unrealized gain (loss)	0.00(2)	0.72	7.35	3.19	(6.62)	6.80
Total income (loss) from operations	$0.05	$1.03	$7.84	$3.50	$(6.40)	$7.13
Less Distributions
From net investment income	$(0.30)	$(0.46)	$(0.34)	$(0.20)	$(0.28)	$(0.19)
From net realized gain	(1.09)	(2.01)	(0.38)	(0.16)	—	—
Total distributions	$(1.39)	$(2.47)	$(0.72)	$(0.36)	$(0.28)	$(0.19)
Net asset value — End of period	$29.41	$30.75	$32.19	$25.07	$21.93	$28.61
Total Return(3)	0.19%(4)	4.38%	31.73%	16.00%	(22.62)%	33.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$235,313	$250,071	$266,288	$217,322	$196,323	$246,978
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.27%(6)	1.29%	1.29%	1.29%	1.28%	1.29%
Net expenses	1.24%(6)(7)	1.24%(7)	1.24%(7)	1.24%(7)	1.24%(7)	1.24%
Net investment income	0.34%(6)	1.09%	1.72%	1.20%	0.83%	1.21%
Portfolio Turnover	14%(4)	24%	29%	30%	25%	27%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
15
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2026
Financial Highlights — continued

	Global Water Fund — Class C
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$27.89	$29.40	$22.94	$20.06	$26.19	$19.84
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.06)	$0.08	$0.23	$0.09	$0.00(2)	$0.10
Net realized and unrealized gain (loss)	0.01	0.64	6.74	2.95	(6.06)	6.26
Total income (loss) from operations	$(0.05)	$0.72	$6.97	$3.04	$(6.06)	$6.36
Less Distributions
From net investment income	$(0.08)	$(0.22)	$(0.13)	$ —	$(0.07)	$(0.01)
From net realized gain	(1.09)	(2.01)	(0.38)	(0.16)	—	—
Total distributions	$(1.17)	$(2.23)	$(0.51)	$(0.16)	$(0.07)	$(0.01)
Net asset value — End of period	$26.67	$27.89	$29.40	$22.94	$20.06	$26.19
Total Return(3)	(0.17)%(4)	3.58%	30.72%	15.16%	(23.20)%	32.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,469	$14,595	$18,524	$19,588	$23,291	$41,631
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.02%(6)	2.04%	2.04%	2.04%	2.03%	2.04%
Net expenses	1.99%(6)(7)	1.99%(7)	1.99%(7)	1.99%(7)	1.99%(7)	1.99%
Net investment income (loss)	(0.41)%(6)	0.32%	0.89%	0.40%	0.02%	0.42%
Portfolio Turnover	14%(4)	24%	29%	30%	25%	27%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
16
See Notes to Financial Statements.

Calvert
Global Water Fund
March 31, 2026
Financial Highlights — continued

	Global Water Fund — Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$31.02	$32.46	$25.28	$22.11	$28.84	$21.83
Income (Loss) From Operations
Net investment income(1)	$0.09	$0.39	$0.56	$0.38	$0.30	$0.40
Net realized and unrealized gain (loss)	0.01	0.72	7.41	3.22	(6.68)	6.86
Total income (loss) from operations	$0.10	$1.11	$7.97	$3.60	$(6.38)	$7.26
Less Distributions
From net investment income	$(0.38)	$(0.54)	$(0.41)	$(0.27)	$(0.35)	$(0.25)
From net realized gain	(1.09)	(2.01)	(0.38)	(0.16)	—	—
Total distributions	$(1.47)	$(2.55)	$(0.79)	$(0.43)	$(0.35)	$(0.25)
Net asset value — End of period	$29.65	$31.02	$32.46	$25.28	$22.11	$28.84
Total Return(2)	0.34%(3)	4.62%	32.02%	16.32%	(22.44)%	33.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$292,582	$301,842	$321,335	$281,663	$245,189	$274,586
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.02%(5)	1.04%	1.04%	1.04%	1.03%	1.04%
Net expenses	0.99%(5)(6)	0.99%(6)	0.99%(6)	0.99%(6)	0.99%(6)	0.99%
Net investment income	0.60%(5)	1.34%	1.96%	1.46%	1.11%	1.47%
Portfolio Turnover	14%(3)	24%	29%	30%	25%	27%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2026 and the years ended September 30, 2025, 2024, 2023 and 2022).
17
See Notes to Financial Statements.

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Global Energy Solutions Fund (Global Energy Solutions) and Calvert Global Water Fund (Global Water) (each a Fund and collectively, the Funds) are diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Global Energy Solutions is to seek to track the performance of the Calvert Global Energy Research Index. Global Energy Solutions invests in equity securities of U.S. and non-U.S. companies whose main business is sustainable energy solutions, or that are significantly involved in the sustainable energy solutions industry. The investment objective of Global Water is to seek to track the performance of the Calvert Global Water Research Index. Global Water invests in equity securities of U.S. and non-U.S. companies whose main business is in the water industry, or that are significantly involved in water-related services or technologies.
Each Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Directors (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board's valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Funds' Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated each Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
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The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2026, based on the inputs used to value them:
Global Energy Solutions
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,685,349	$ —	$1,685,349
Belgium	—	2,410,025	—	2,410,025
Brazil	5,404,718	—	—	5,404,718
Canada	9,028,637	—	—	9,028,637
Chile	1,038,055	2,573,117	—	3,611,172
China	3,009,777	6,730,391	—	9,740,168
Denmark	—	5,725,311	—	5,725,311
Finland	—	2,204,699	—	2,204,699
France	—	7,415,364	—	7,415,364
Germany	—	10,308,552	—	10,308,552
Hong Kong	—	770,417	—	770,417
India	—	2,099,670	—	2,099,670
Ireland	—	814,054	—	814,054
Italy	—	5,468,107	—	5,468,107
Japan	—	7,395,694	—	7,395,694
Netherlands	—	729,114	—	729,114
New Zealand	—	4,318,075	—	4,318,075
Norway	—	2,583,527	—	2,583,527
Portugal	—	1,774,994	—	1,774,994
Singapore	—	826,058	—	826,058
South Korea	—	4,617,147	—	4,617,147
Spain	—	8,277,466	—	8,277,466
Sweden	—	4,161,732	—	4,161,732
Switzerland	—	3,382,485	—	3,382,485
Taiwan	—	8,235,056	—	8,235,056
United Kingdom	974,169	5,757,161	—	6,731,330
United States	51,309,406	—	—	51,309,406
Total Common Stocks	$70,764,762	$100,263,565(1)	$ —	$171,028,327
Short-Term Investments:
Affiliated Fund	$405,773	$ —	$ —	$405,773
Securities Lending Collateral	328,371	—	—	328,371
Total Investments	$71,498,906	$100,263,565	$ —	$171,762,471

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
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Global Water
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$10,044,222	$ —	$10,044,222
Austria	—	3,945,337	—	3,945,337
Brazil	25,228,207	—	—	25,228,207
Canada	7,947,061	—	—	7,947,061
Chile	—	6,303,102	—	6,303,102
China	—	26,857,485	—	26,857,485
Denmark	—	2,965,983	—	2,965,983
Finland	—	6,433,139	—	6,433,139
France	—	17,015,022	—	17,015,022
Germany	—	5,060,722	—	5,060,722
Italy	—	10,065,405	—	10,065,405
Japan	—	35,803,031	—	35,803,031
Mexico	4,214,712	—	—	4,214,712
Netherlands	—	6,806,344	—	6,806,344
Singapore	—	2,451,195	0	2,451,195
South Korea	—	6,156,767	—	6,156,767
Spain	—	5,538,226	—	5,538,226
Sweden	—	5,439,243	—	5,439,243
Switzerland	—	23,241,619	—	23,241,619
Taiwan	—	2,677,391	—	2,677,391
United Kingdom	2,649,328	42,835,265	—	45,484,593
United States	278,083,206	—	—	278,083,206
Total Common Stocks	$318,122,514	$219,639,498(2)	$0	$537,762,012
Short-Term Investments:
Affiliated Fund	$700,555	$ —	$ —	$700,555
Securities Lending Collateral	15,487,552	—	—	15,487,552
Total Investments	$334,310,621	$219,639,498	$0	$553,950,119

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2026 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), Global Water filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU
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Global Water Fund
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Notes to Financial Statements (Unaudited) — continued

reclaims received by the Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Federal and Other Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, each Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, each Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the respective Fund's change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in the respective Fund's net realized gain (loss) on investments.
Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Each Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds’ President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds’ financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
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Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund's average daily net assets and is payable monthly:
Global Energy Solutions0.75%
Global Water
Up to and including $250 Million0.75%
Over $250 Million0.70%
For the six months ended March 31, 2026, the investment advisory fee for Global Energy Solutions and Global Water amounted to $618,556 and $2,037,880, respectively, or 0.75% and 0.72% (annualized), respectively, of each Fund’s average daily net assets.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $210 and $416 for Global Energy Solutions and Global Water, respectively, relating to each Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99% and 0.99% of each Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreements with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $169,240 and $68,020 for Global Energy Solutions and Global Water, respectively.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $98,969 and $338,666 for Global Energy Solutions and Global Water, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Global Energy Solutions and Global Water paid or accrued for the six months ended March 31, 2026 amounted to $113,311 and $310,501, respectively, for Class A shares and $29,103 and $68,580, respectively, for Class C shares.
The Funds were informed that EVD received $3,959 and $6,473 for Global Energy Solutions and Global Water, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2026 in the amount of $3,264 for Global Water and none for Global Energy Solutions.
For the six months ended March 31, 2026, the Funds were also informed that EVD received the following amounts of contingent deferred sales charges paid by Class A and Class C shareholders:
	Global Energy Solutions	Global Water
Class A	$ —	$ —
Class C	—(1)	738

(1)	Amount is less than $100.
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March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses for Global Energy Solutions and Global Water incurred to EVM amounted to $22,506 and $38,653, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Director of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Directors. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Global Energy Solutions	Global Water
Purchases	$21,961,719	$78,550,961
Sales	23,546,709	105,070,413
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, Global Energy Solutions, for federal income tax purposes, had deferred capital losses of $4,615,881 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $4,615,881 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Funds at March 31, 2026, as determined on a federal income tax basis, were as follows:
	Global Energy Solutions	Global Water
Aggregate cost	$167,132,626	$399,311,420
Gross unrealized appreciation	$31,896,804	$182,803,163
Gross unrealized depreciation	(27,266,959)	(28,164,464)
Net unrealized appreciation	$4,629,845	$154,638,699
5  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
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Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan and the total value of collateral received were as follows:
	Global Energy Solutions	Global Water
Securities on Loan	$7,213,560	$27,470,740
Collateral Received:
Cash	328,371	15,487,552
U.S. government and/or agencies securities	7,132,115	13,259,166
Total Collateral Received	$7,460,486	$28,746,718
The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
Global Energy Solutions	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$328,371	$ —	$ —	$ —	$328,371

Global Water	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$15,487,552	$ —	$ —	$ —	$15,487,552
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2026 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
6  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings outstanding pursuant to their line of credit at March 31, 2026. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2026.
7  Affiliated Investments
At March 31, 2026, the value of each Fund’s investment in funds that may be deemed to be affiliated was $405,773 for Global Energy Solutions, which represents 0.2% of its net assets, and $700,555 for Global Water, which represents 0.1% of its net assets. Transactions in such investments by the Funds for the six months ended March 31, 2026 were as follows:
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Notes to Financial Statements (Unaudited) — continued

Global Energy Solutions
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ 207,670	$10,244,239	$(10,046,136)	$ —	$ —	$405,773	$5,366	405,773
Global Water
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,360,502	$46,976,841	$(47,636,788)	$ —	$ —	$700,555	$9,993	700,555
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Funds). The authorized shares of each Fund consists of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
Global Energy Solutions
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	404,296	$5,741,221	412,355	$4,716,553
Reinvestment of distributions	31,271	424,975	60,603	630,269
Shares redeemed	(396,762)	(5,620,694)	(1,306,662)	(14,443,871)
Net increase (decrease)	38,805	$545,502	(833,704)	$(9,097,049)
Class C
Shares sold	36,905	$495,231	56,004	$615,620
Reinvestment of distributions	—	—	368	3,579
Shares redeemed	(55,142)	(712,985)	(228,409)	(2,345,776)
Net decrease	(18,237)	$(217,754)	(172,037)	$(1,726,577)
Class I
Shares sold	456,466	$6,624,040	1,122,287	$12,989,048
Reinvestment of distributions	33,642	464,934	61,260	647,518
Shares redeemed	(554,703)	(8,062,404)	(1,938,549)	(21,646,666)
Net decrease	(64,595)	$(973,430)	(755,002)	$(8,010,100)
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Notes to Financial Statements (Unaudited) — continued

Global Water
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	217,897	$6,657,406	514,734	$14,927,481
Reinvestment of distributions	350,386	10,255,794	671,343	17,904,723
Shares redeemed	(699,114)	(21,489,236)	(1,325,005)	(37,788,328)
Net decrease	(130,831)	$(4,576,036)	(138,928)	$(4,956,124)
Class C
Shares sold	19,363	$540,049	32,433	$856,658
Reinvestment of distributions	20,317	540,438	51,411	1,251,357
Shares redeemed	(95,373)	(2,617,255)	(190,676)	(5,033,377)
Net decrease	(55,693)	$(1,536,768)	(106,832)	$(2,925,362)
Class I
Shares sold	561,243	$17,257,659	1,343,006	$38,775,354
Reinvestment of distributions	442,444	13,043,234	841,618	22,605,850
Shares redeemed	(863,657)	(26,604,077)	(2,354,349)	(67,035,801)
Net increase (decrease)	140,030	$3,696,816	(169,725)	$(5,654,597)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Funds may have difficulties enforcing their legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Concentration Risk
Global Energy Solutions concentrates its investments in the sustainable energy solutions industry. This industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
26

Calvert
Global Energy Solutions Fund
Global Water Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

Global Water concentrates its investments in the water industry. This industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.
27

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CGAEX-NCSR 3.31.26

Calvert
Green Bond Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2026
Calvert
Green Bond Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Green Bond Fund
March 31, 2026
Schedule of Investments (Unaudited)

Asset-Backed Securities — 10.4%

Security	Principal Amount* (000's omitted)		Value
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		5,900	$ 5,905,201
DataBank Issuer LLC, Series 2026-1A, Class A2, 5.811%, 2/25/56(1)		3,000	2,987,687
GoodLeap Sustainable Home Solutions Trust:
Series 2021-4GS, Class A, 1.93%, 7/20/48(1)		1,200	961,029
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)		1,053	844,949
Loanpal Solar Loan Ltd.:
Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		3,285	2,083,408
Series 2020-3GS, Class A, 2.47%, 12/20/47(1)		1,095	911,074
Luminace ABS Issuer LLC, Series 2022-1, Class A, 4.88%, 7/31/62(1)		2,385	2,307,728
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		358	222,834
Mosaic Solar Loan Trust:
Series 2018-1A, Class A, 4.01%, 6/22/43(1)		317	298,993
Series 2018-1A, Class B, 2.00%, 6/22/43(1)		896	723,138
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		455	429,683
Series 2019-2A, Class A, 2.88%, 9/20/40(1)		1,840	1,633,005
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		1,301	1,163,004
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		695	613,553
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		798	686,903
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		987	800,740
Series 2021-1A, Class B, 2.05%, 12/20/46(1)		602	472,050
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		407	327,930
Series 2021-2A, Class A, 1.64%, 4/22/47(1)		1,447	1,192,684
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)		194	190,274
Series 2017-2A, Class A, 3.82%, 6/22/43(1)		25	23,988
Ramsgate DC Holdings U.K. 1 SARL, Series 1A, Class A, 5.483%, 2/28/56(1)(2)	GBP	1,913	2,479,163
Sunnova Helios II Issuer LLC:
Series 2018-1A, Class A, 4.87%, 7/20/48(1)		417	403,415
Series 2019-AA, Class C, 5.32%, 6/20/46(1)		846	727,835
Series 2021-B, Class B, 2.01%, 7/20/48(1)		2,517	1,681,905
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)		4,956	4,367,329
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		2,078	1,545,661
Series 2021-A, Class B, 3.15%, 2/20/48(1)		3,477	1,785,749
Sunnova Sol II Issuer LLC:
Series 2020-2A, Class A, 2.73%, 11/1/55(1)		1,900	1,651,511
Series 2020-2A, Class B, 5.47%, 11/1/55(1)		5,665	4,563,153
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		1,279	1,094,557
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)		2,009	1,939,487
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		6,450	5,863,042
Security	Principal Amount* (000's omitted)		Value
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)		2,636	$ 2,531,113
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)		4,192	3,870,973
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		1,347	1,295,373
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/27(1)		2,228	2,232,634
Tesla Lease Electric Vehicle Securitization LLC:
Series 2025-A, Class A2, 4.14%, 6/20/28(1)		6,975	6,975,928
Series 2025-A, Class A3, 4.27%, 11/20/28(1)		2,690	2,692,961
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	4,379	5,004,962
Vantage Data Centers Jersey Borrower SPV Ltd., Series 2024-1A, Class A2, 6.172%, 5/28/39(1)	GBP	2,681	3,563,676
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(1)		1,203	1,172,629
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		3,996	3,679,581
Total Asset-Backed Securities (identified cost $95,834,859)			$85,902,492

Commercial Mortgage-Backed Securities — 11.2%

Security	Principal Amount (000’s omitted)	Value
BFLD Commercial Mortgage Trust, Series 2025-660F, Class A, 5.173%, (1 mo. SOFR + 1.50%), 11/15/42(1)(3)	$3,765	$ 3,766,172
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	4,160	3,942,260
Series KG04, Class A2, 1.487%, 11/25/30	20,000	17,736,472
Series KG08, Class A2, 4.134%, 5/25/33(4)	19,846	19,673,858
Federal National Mortgage Association:
Series 2017-M13, Class A2, 2.935%, 9/25/27(4)	4,587	4,519,103
Series 2018-M4, Class A2, 3.067%, 3/25/28(4)	7,913	7,799,410
Series 2018-M13, Class A2, 3.754%, 9/25/30(4)	4,835	4,748,607
Series 2019-M1, Class A2, 3.56%, 9/25/28(4)	4,073	4,022,710
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,700	5,421,619
Series 2020-M1, Class A2, 2.444%, 10/25/29	7,842	7,408,831
Wells Fargo Commercial Mortgage Trust:
Series 2025-609M, Class A, 5.215%, (1 mo. SOFR + 1.542%), 8/15/42(1)(3)	6,550	6,543,787
Series 2025-1918, Class A, 5.204%, 9/15/40(1)(4)	3,775	3,759,286
Series 2026-1250B, Class A, 4.833%, 3/10/41(1)(4)	2,536	2,513,757
Total Commercial Mortgage-Backed Securities (identified cost $92,625,029)		$91,855,872

1
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 43.9%

Security	Principal Amount* (000’s omitted)		Value
Communications — 3.8%
Comcast Corp., 4.65%, 2/15/33		6,000	$ 5,943,220
NBN Co. Ltd., 4.375%, 3/15/33(5)	EUR	3,500	4,226,061
Telefonica Emisiones SA, 4.183%, 11/21/33(5)	EUR	1,300	1,503,251
Verizon Communications, Inc.:
1.50%, 9/18/30		12,084	10,605,637
5.50%, 2/23/54(6)		5,200	4,918,840
Virgin Media O2 Vendor Financing Notes V DAC, 7.875%, 3/15/32(1)	GBP	3,300	3,890,585
			$ 31,087,594
Consumer, Cyclical — 3.6%
Ford Motor Co., 3.25%, 2/12/32		15,121	$13,138,884
General Motors Co., 5.40%, 10/15/29		10,299	10,534,664
Stellantis NV, 3.75%, 3/19/36(5)(6)	EUR	5,500	5,610,294
			$29,283,842
Consumer, Non-cyclical — 0.9%
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32		3,470	$2,897,059
Conservation Fund, 3.474%, 12/15/29		2,345	2,238,734
Kaiser Foundation Hospitals, 3.15%, 5/1/27		1,208	1,195,949
PepsiCo, Inc.:
2.875%, 10/15/49		1,145	738,920
3.90%, 7/18/32(6)		800	775,217
			$7,845,879
Energy — 0.5%
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		218	$119,519
6.45%, 3/5/34(1)		855	470,784
6.95%, 3/5/54(1)		800	423,000
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,940	2,817,400
			$3,830,703
Financial — 13.8%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32		6,900	$5,775,720
AXA SA, 1.375% to 4/7/31, 10/7/41(5)(7)	EUR	5,745	5,838,753
Banco Santander SA, 0.625% to 6/24/28, 6/24/29(5)(7)	EUR	4,600	4,994,631
BNP Paribas SA:
0.375% to 10/14/26, 10/14/27(5)(7)	EUR	7,700	8,792,650
1.675% to 6/30/26, 6/30/27(1)(7)		1,355	1,344,985
Commonwealth Bank of Australia, 4.266% to 6/4/29, 6/4/34(7)	EUR	2,100	2,449,193
Danske Bank AS, 3.75% to 11/19/31, 11/19/36(5)(7)	EUR	2,100	2,367,789
Digital Dutch Finco BV, 1.50%, 3/15/30(5)	EUR	6,300	6,673,159
Fifth Third Bancorp, 1.707% to 11/1/26, 11/1/27(7)		6,550	6,447,718
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		6,317	6,362,890
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
HA Sustainable Infrastructure Capital, Inc.: (continued)
8.00% to 3/1/31, 6/1/56(7)		2,825	$ 2,924,050
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		605	602,905
3.75%, 9/15/30(1)		1,843	1,697,293
Healthpeak OP LLC, 2.125%, 12/1/28		6,600	6,221,825
ING Groep NV, 0.875% to 3/9/27, 6/9/32(5)(7)	EUR	5,600	6,300,266
Intesa Sanpaolo SpA, 6.50% to 3/14/28, 3/14/29(5)(7)	GBP	4,400	5,964,011
JPMorgan Chase & Co., 6.07% to 10/22/26, 10/22/27(7)		8,560	8,642,365
Kimco Realty OP LLC, 2.70%, 10/1/30		3,100	2,883,078
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 1.25% to 11/26/30, 5/26/41(5)(7)	EUR	3,300	3,369,800
Prologis Euro Finance LLC, 0.375%, 2/6/28	EUR	7,000	7,678,452
Prologis LP, 1.25%, 10/15/30		1,477	1,284,367
REC Ltd., 5.625%, 4/11/28(1)		3,841	3,904,866
Royal Bank of Canada, 1.15%, 7/14/26		2,060	2,042,870
Svenska Handelsbanken AB, 3.625% to 11/4/31, 11/4/36(5)(7)	EUR	2,100	2,360,738
Toronto-Dominion Bank, 5.264%, 12/11/26		2,865	2,884,730
Vonovia SE, 2.375%, 3/25/32(5)	EUR	2,300	2,449,783
Welltower OP LLC, 2.70%, 2/15/27		1,320	1,301,798
			$113,560,685
Government - Multinational — 3.6%
Asian Development Bank:
2.375%, 8/10/27		4,000	$3,926,019
3.125%, 9/26/28		800	787,640
European Investment Bank, 2.375%, 5/24/27		9,028	8,885,370
International Bank for Reconstruction & Development:
4.125%, 3/20/30		11,880	11,982,722
6.875%, 2/9/29	MXN	70,000	3,782,999
			$29,364,750
Industrial — 3.2%
Jabil, Inc., 4.25%, 5/15/27		8,320	$8,300,658
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30		4,800	4,262,678
Owens Corning, 3.95%, 8/15/29		1,422	1,399,725
Smurfit Kappa Treasury ULC, 5.438%, 4/3/34		7,400	7,512,544
Xylem, Inc.:
1.95%, 1/30/28		3,400	3,265,854
2.25%, 1/30/31(6)		1,921	1,730,085
			$26,471,544
Technology — 3.2%
Apple, Inc., 3.00%, 6/20/27		14,550	$14,396,573
Intel Corp., 4.15%, 8/5/32		4,000	3,815,518

2
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Technology (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/31		6,400	$ 5,747,289
3.40%, 5/1/30		2,861	2,728,452
			$ 26,687,832
Utilities — 11.3%
AES Corp., 2.45%, 1/15/31		6,727	$ 5,954,161
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.625%, 2/15/32(5)	EUR	2,750	3,080,672
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		2,313	2,110,122
Constellation Energy Generation LLC, 5.75%, 3/15/54		4,600	4,465,429
EDP Servicios Financieros Espana SA, 3.50%, 7/16/30(5)	EUR	800	922,917
ENEL Finance International NV:
1.625%, 7/12/26(1)		2,224	2,207,402
4.625%, 6/15/27(1)		6,710	6,725,364
5.00%, 6/15/32(1)		2,692	2,691,019
Engie SA, 4.75% to 3/14/30(5)(7)(8)	EUR	2,200	2,581,956
Eurogrid GmbH, 3.279%, 9/5/31(5)	EUR	700	793,192
Iberdrola International BV, Series NC9, 1.825% to 8/9/29(5)(7)(8)	EUR	2,500	2,676,272
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		11,954	10,745,231
MidAmerican Energy Co.:
3.15%, 4/15/50		1,600	1,059,043
3.65%, 8/1/48		4,740	3,476,579
4.25%, 7/15/49		4,190	3,363,576
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28		17,005	16,128,510
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)		1,532	1,378,627
Northern States Power Co., 2.60%, 6/1/51		3,918	2,363,984
NSTAR Electric Co., 3.25%, 5/15/29		4,130	3,998,894
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,075	2,027,377
Public Service Co. of Colorado:
3.20%, 3/1/50		5,000	3,316,746
4.10%, 6/15/48		1,030	807,250
SSE PLC, 3.50%, 3/18/32(5)	EUR	1,450	1,657,910
TenneT Holding BV, 4.625% to 3/21/29(5)(7)(8)	EUR	2,140	2,506,426
Tucson Electric Power Co., 1.50%, 8/1/30		3,410	2,997,059
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)		2,765	2,922,865
			$92,958,583
Total Corporate Bonds (identified cost $377,538,469)			$361,091,412

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53(9)	$986	$ 974,855
Total High Social Impact Investments (identified cost $985,802)		$ 974,855

Preferred Stocks — 1.0%

Security	Shares	Value
Electric Utilities — 0.6%
Brookfield BRP Holdings Canada, Inc., 4.625%	315,384	$ 4,576,222
		$ 4,576,222
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	92,000	$ 1,220,840
Series A2, 6.375%	169,100	2,512,826
		$ 3,733,666
Total Preferred Stocks (identified cost $14,459,994)		$ 8,309,888

Sovereign Government Bonds — 9.0%

Security	Principal Amount* (000’s omitted)		Value
Australia — 0.6%
Queensland Treasury Corp., 5.00%, 3/10/36(5)	AUD	7,000	$ 4,605,555
			$ 4,605,555
Canada — 1.4%
Export Development Canada, 4.75%, 6/5/34		11,000	$ 11,378,516
			$ 11,378,516
Chile — 0.3%
Chile Government International Bonds:
0.83%, 7/2/31	EUR	1,049	$ 1,046,582
2.55%, 1/27/32		1,500	1,330,440
			$2,377,022
Finland — 0.5%
Kuntarahoitus OYJ, 3.625%, 10/9/29(1)		4,500	$4,455,536
			$4,455,536

3
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Germany — 3.3%
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26		5,023	$ 4,954,553
4.375%, 2/28/34		22,413	22,671,017
			$ 27,625,570
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 7.625%, 1/30/33(5)		1,576	$ 1,605,692
			$ 1,605,692
Norway — 0.6%
Kommunalbanken AS, 5.25%, 4/18/34	AUD	7,000	$4,733,976
			$4,733,976
Romania — 0.3%
Romania Government International Bonds, 5.625%, 2/22/36(1)	EUR	2,024	$2,253,690
			$2,253,690
South Korea — 1.3%
Export-Import Bank of Korea:
3.75%, 1/13/29		9,393	$9,331,036
5.125%, 1/11/33		1,429	1,487,814
			$10,818,850
Sweden — 0.5%
Kommuninvest I Sverige AB, 4.625%, 9/29/28(1)		4,000	$4,072,883
			$4,072,883
Total Sovereign Government Bonds (identified cost $73,233,562)			$73,927,290

Taxable Municipal Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.8%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$8,240	$ 6,482,076
		$ 6,482,076
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,665	$ 1,392,863
Massachusetts Water Pollution Abatement Trust, 5.192%, 8/1/40(10)	90	91,969
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	620	571,686
Green Bonds, 2.184%, 9/1/31	500	452,466
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Narragansett Bay Commission, RI, Wastewater System Revenue: (continued)
Green Bonds, 2.264%, 9/1/32	$445	$ 395,078
Green Bonds, 2.344%, 9/1/33	1,445	1,259,887
		$ 4,163,949
Total Taxable Municipal Obligations (identified cost $13,359,778)		$ 10,646,025

U.S. Government Agencies and Instrumentalities — 0.6%

Security	Principal Amount (000's omitted)	Value
U.S. International Development Finance Corp.:
1.79%, 10/15/29	$2,221	$ 2,131,336
2.36%, 10/15/29	1,439	1,394,159
3.52%, 9/20/32	1,764	1,714,125
Total U.S. Government Agencies and Instrumentalities (identified cost $5,423,875)		$ 5,239,620

U.S. Government Agency Mortgage-Backed Securities — 17.3%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.50%, 4/1/53	$17,621	$ 17,067,297
5.00%, with various maturities to 2055	34,289	33,869,124
5.50%, with various maturities to 2054	34,207	34,487,211
Federal National Mortgage Association:
4.00%, with various maturities to 2055	27,660	26,090,571
2.68%, 7/1/26	1,820	1,810,153
5.00%, with various maturities to 2055	11,163	11,044,281
5.50%, with various maturities to 2055	17,433	17,556,552
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $141,493,652)		$141,925,189

4
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 4.2%
Affiliated Fund — 3.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(11)	26,213,480	$ 26,213,480
Total Affiliated Fund (identified cost $26,213,480)		$ 26,213,480
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(12)	8,449,643	$ 8,449,643
Total Securities Lending Collateral (identified cost $8,449,643)		$ 8,449,643
Total Short-Term Investments (identified cost $34,663,123)		$ 34,663,123
Total Investments — 99.0% (identified cost $849,618,143)		$814,535,766
Other Assets, Less Liabilities — 1.0%		$ 8,374,057
Net Assets — 100.0%		$822,909,823

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2026, the aggregate value of these securities is $159,346,947 or 19.4% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at March 31, 2026.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2026.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of these securities is $80,881,778 or 9.9% of the Fund's net assets.
(6)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $12,448,599.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Restricted security. Total market value of restricted securities amounts to $974,855, which represents 0.1% of the net assets of the Fund as of March 31, 2026.
(10)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(11)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2026.
(12)	Represents investment of cash collateral received in connection with securities lending.

Country Allocation (% of Total Investments)
United States	69.5%
Germany	4.2
Luxembourg	3.0
Other (less than 3.0% each)	23.3
Total	100.0%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	156,647	USD	115,871	JPMorgan Chase Bank, N.A.	6/17/26	$ —	$(2,890)
USD	10,046,357	AUD	14,029,189	BNP Paribas	6/17/26	377,663	—
USD	97,792,271	EUR	84,462,048	Barclays Bank PLC	6/17/26	—	(172,450)
USD	17,305,063	GBP	12,943,147	BNP Paribas	6/17/26	177,365	—
						$555,028	$(175,340)
5
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	178	Long	6/30/26	$36,925,266	$(255,019)
U.S. 5-Year Treasury Note	199	Long	6/30/26	21,527,758	(218,265)
U.S. 10-Year Treasury Note	339	Long	6/18/26	37,644,891	(312,855)
U.S. Long Treasury Bond	648	Long	6/18/26	73,791,000	(2,361,596)
U.S. Ultra 10-Year Treasury Note	178	Long	6/18/26	20,205,781	(179,415)
U.S. Ultra-Long Treasury Bond	117	Long	6/18/26	13,637,812	(33,698)
Australian 10-Year Treasury Bond	(109)	Short	6/15/26	(8,103,577)	9,822
Euro-Bobl	(194)	Short	6/8/26	(25,883,439)	31,299
Euro-Bund	(129)	Short	6/8/26	(18,696,236)	211,052
Euro-Schatz	(267)	Short	6/8/26	(32,635,720)	16,844
					$(3,091,831)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Climate, Inc., Cut Carbon Notes, 5.50%, 12/15/53	10/18/23	$985,802
		$985,802

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar
6
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited)

March 31, 2026
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $823,404,663) - including $12,448,599 of securities on loan	$788,322,286
Investments in securities of affiliated issuers, at value (identified cost $26,213,480)	26,213,480
Receivable for variation margin on open futures contracts	319,574
Receivable for open forward foreign currency exchange contracts	555,028
Cash	62,871
Cash denominated in foreign currency, at value (cost $7,520,771)	7,541,428
Deposits for derivatives collateral:
Futures contracts	5,384,313
Receivable for capital shares sold	408,954
Interest receivable	5,176,791
Dividends receivable - affiliated	50,049
Securities lending income receivable	4,514
Receivable from affiliate	58,366
Directors' deferred compensation plan	83,524
Total assets	$834,181,178
Liabilities
Payable for open forward foreign currency exchange contracts	$175,340
Payable for investments purchased	49
Payable for capital shares redeemed	1,923,190
Distributions payable	62,798
Deposits for securities loaned	8,449,643
Payable to affiliates:
Investment advisory fee	174,726
Administrative fee	84,820
Distribution and service fees	15,374
Sub-transfer agency fee	3,489
Directors' deferred compensation plan	83,524
Accrued expenses	298,402
Total liabilities	$11,271,355
Net Assets	$822,909,823
Sources of Net Assets
Paid-in capital	$932,116,357
Accumulated loss	(109,206,534)
Net Assets	$822,909,823
Class A Shares
Net Assets	$71,956,718
Shares Outstanding	5,066,371
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.20
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$14.68
Class I Shares
Net Assets	$703,750,785
Shares Outstanding	49,478,673
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.22
7
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2026
Class R6 Shares
Net Assets	$47,202,320
Shares Outstanding	3,316,793
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$14.23
On sales of $100,000 or more, the offering price of Class A shares is reduced.
8
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $28,871)	$354,338
Dividend income - affiliated issuers	867,884
Interest income	15,849,271
Securities lending income, net	18,158
Total investment income	$17,089,651
Expenses
Investment advisory fee	$1,039,017
Administrative fee	498,728
Distribution and service fees:
Class A	92,384
Directors' fees and expenses	23,539
Custodian fees	14,906
Transfer agency fees and expenses	364,668
Accounting fees	90,008
Professional fees	33,466
Registration fees	37,365
Reports to shareholders	25,821
Interest expense and fees	62,319
Miscellaneous	26,023
Total expenses	$2,308,244
Waiver and/or reimbursement of expenses by affiliates	$(202,247)
Net expenses	$2,105,997
Net investment income	$14,983,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$184,313
Futures contracts	2,498,940
Foreign currency transactions	(26,666)
Forward foreign currency exchange contracts	2,354,837
Net realized gain	$5,011,424
Change in unrealized appreciation (depreciation):
Investment securities	$(9,001,724)
Futures contracts	(4,646,848)
Foreign currency	(8,852)
Forward foreign currency exchange contracts	(41,706)
Net change in unrealized appreciation (depreciation)	$(13,699,130)
Net realized and unrealized loss	$(8,687,706)
Net increase in net assets from operations	$6,295,948
9
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$14,983,654	$28,420,779
Net realized gain (loss)	5,011,424	(13,352,791)
Net change in unrealized appreciation (depreciation)	(13,699,130)	11,114,946
Net increase in net assets from operations	$6,295,948	$26,182,934
Distributions to shareholders:
Class A	$(1,319,938)	$(2,390,774)
Class I	(13,627,225)	(24,133,571)
Class R6	(863,824)	(1,831,840)
Total distributions to shareholders	$(15,810,987)	$(28,356,185)
Capital share transactions:
Class A	$(1,544,729)	$2,848,464
Class I	27,886,384	6,921,515
Class R6	4,097,333	(10,331,687)
Net increase (decrease) in net assets from capital share transactions	$30,438,988	$(561,708)
Net increase (decrease) in net assets	$20,923,949	$(2,734,959)
Net Assets
At beginning of period	$801,985,874	$804,720,833
At end of period	$822,909,823	$801,985,874
10
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Financial Highlights

	Class A
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.36	$14.39	$13.38	$13.51	$16.15	$16.36
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.47	$0.44	$0.32	$0.22	$0.21
Net realized and unrealized gain (loss)	(0.14)	(0.03)	1.05	(0.11)	(2.57)	(0.18)
Total income (loss) from operations	$0.10	$0.44	$1.49	$0.21	$(2.35)	$0.03
Less Distributions
From net investment income	$(0.26)	$(0.47)	$(0.48)	$(0.33)	$(0.24)	$(0.24)
From net realized gain	—	—	—	(0.01)	(0.05)	—
Total distributions	$(0.26)	$(0.47)	$(0.48)	$(0.34)	$(0.29)	$(0.24)
Net asset value — End of period	$14.20	$14.36	$14.39	$13.38	$13.51	$16.15
Total Return(2)	0.66%(3)	3.19%	11.33%	1.49%	(14.67)%	0.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,957	$74,308	$71,564	$64,700	$71,019	$89,164
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.79%(5)(6)	0.78%	0.78%	0.78%	0.77%	0.76%
Net expenses	0.74%(5)(6)(7)	0.72%(7)	0.73%(7)	0.73%(7)	0.73%(7)	0.73%
Net investment income	3.37%(5)	3.37%	3.14%	2.34%	1.49%	1.28%
Portfolio Turnover	13%(3)	22%	26%	32%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily nets assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2026 and 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.38	$14.41	$13.39	$13.53	$16.17	$16.38
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.51	$0.47	$0.36	$0.26	$0.25
Net realized and unrealized gain (loss)	(0.15)	(0.03)	1.07	(0.12)	(2.57)	(0.18)
Total income (loss) from operations	$0.11	$0.48	$1.54	$0.24	$(2.31)	$0.07
Less Distributions
From net investment income	$(0.27)	$(0.51)	$(0.52)	$(0.37)	$(0.28)	$(0.28)
From net realized gain	—	—	—	(0.01)	(0.05)	—
Total distributions	$(0.27)	$(0.51)	$(0.52)	$(0.38)	$(0.33)	$(0.28)
Net asset value — End of period	$14.22	$14.38	$14.41	$13.39	$13.53	$16.17
Total Return(2)	0.79%(3)	3.45%	11.68%	1.67%	(14.44)%	0.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$703,751	$684,035	$678,859	$617,734	$661,646	$863,670
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.54%(5)(6)	0.53%	0.53%	0.53%	0.52%	0.51%
Net expenses	0.49%(5)(6)(7)	0.47%(7)	0.48%(7)	0.48%(7)	0.48%(7)	0.48%
Net investment income	3.62%(5)	3.62%	3.39%	2.59%	1.73%	1.52%
Portfolio Turnover	13%(3)	22%	26%	32%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily nets assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2026 and 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
12
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$14.39	$14.42	$13.40	$13.54	$16.18	$16.39
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.52	$0.48	$0.36	$0.29	$0.26
Net realized and unrealized gain (loss)	(0.14)	(0.03)	1.06	(0.12)	(2.59)	(0.18)
Total income (loss) from operations	$0.12	$0.49	$1.54	$0.24	$(2.30)	$0.08
Less Distributions
From net investment income	$(0.28)	$(0.52)	$(0.52)	$(0.37)	$(0.29)	$(0.29)
From net realized gain	—	—	—	(0.01)	(0.05)	—
Total distributions	$(0.28)	$(0.52)	$(0.52)	$(0.38)	$(0.34)	$(0.29)
Net asset value — End of period	$14.23	$14.39	$14.42	$13.40	$13.54	$16.18
Total Return(2)	0.81%(3)	3.50%	11.73%	1.72%	(14.39)%	0.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,202	$43,642	$54,298	$40,931	$38,160	$9,277
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.45%(5)(6)	0.44%	0.48%	0.48%	0.47%	0.46%
Net expenses	0.44%(5)(6)(7)	0.42%(7)	0.43%(7)	0.43%(7)	0.43%(7)	0.43%
Net investment income	3.68%(5)	3.67%	3.45%	2.65%	1.96%	1.56%
Portfolio Turnover	13%(3)	22%	26%	32%	19%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense of 0.01% of average daily nets assets for the six months ended March 31, 2026.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended March 31, 2026 and 0.01% of average daily net assets for the year ended September 30, 2025, less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
13
See Notes to Financial Statements.

Calvert
Green Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Green Bond Fund (the Fund) is a diversified series of Calvert Impact Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, primarily through investment in bonds. The Fund invests primarily in “green” investments which include those issued by companies that develop or provide products or services that seek to provide environmental solutions and/or that support environmental projects, among others.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities.  Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are
14

Calvert
Green Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$85,902,492	$ —	$85,902,492
Commercial Mortgage-Backed Securities	—	91,855,872	—	91,855,872
Corporate Bonds	—	361,091,412	—	361,091,412
High Social Impact Investments	—	974,855	—	974,855
Preferred Stocks	8,309,888	—	—	8,309,888
Sovereign Government Bonds	—	73,927,290	—	73,927,290
Taxable Municipal Obligations	—	10,646,025	—	10,646,025
U.S. Government Agencies and Instrumentalities	—	5,239,620	—	5,239,620
U.S. Government Agency Mortgage-Backed Securities	—	141,925,189	—	141,925,189
Short-Term Investments:
Affiliated Fund	26,213,480	—	—	26,213,480
Securities Lending Collateral	8,449,643	—	—	8,449,643
Total Investments	$42,973,011	$771,562,755	$ —	$814,535,766
Forward Foreign Currency Exchange Contracts	$ —	$555,028	$ —	$555,028
Futures Contracts	269,017	—	—	269,017
Total	$43,242,028	$772,117,783	$ —	$815,359,811
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(175,340)	$ —	$(175,340)
Futures Contracts	(3,360,848)	—	—	(3,360,848)
Total	$(3,360,848)	$(175,340)	$ —	$(3,536,188)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
15

Calvert
Green Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K  Federal and Other Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L  Segment Reporting— The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
M  Interim Financial Statements— The interim financial statements relating to March 31, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.25% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2026, the investment advisory fee amounted to $1,039,017.
16

Calvert
Green Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2026, the investment advisory fee paid was reduced by $32,463 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.73%, 0.48% and 0.43% for Class A, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2027. For the six months ended March 31, 2026, CRM waived and/or reimbursed expenses of $169,784.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2026, CRM was paid administrative fees of $498,728.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2026 amounted to $92,384 for Class A shares.
The Fund was informed that EVD received $4,180 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2026.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2026, sub-transfer agency fees and expenses incurred to EVM amounted to $7,590 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $75,000 ($55,000 prior to January 1, 2026) annual fee, Committee chairs receive an additional $20,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities and paydowns were $94,378,652 and $78,636,184, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $53,561,735 and $19,895,158, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $73,132,045 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $4,872,987 are short-term and $68,259,058 are long-term.
17

Calvert
Green Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$849,399,714
Gross unrealized appreciation	$7,415,107
Gross unrealized depreciation	(44,991,198)
Net unrealized depreciation	$(37,576,091)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2026 is included in the Schedule of Investments. At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended March 31, 2026, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the six months ended March 31, 2026, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $175,340. At March 31, 2026, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparties. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2026, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
18

Calvert
Green Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ —	$269,017(1)	$269,017
Receivable for open forward foreign currency exchange contracts	555,028	—	555,028
Total Asset Derivatives	$555,028	$269,017	$824,045
Derivatives not subject to master netting or similar agreements	$—	$269,017	$269,017
Total Asset Derivatives subject to master netting or similar agreements	$555,028	$—	$555,028
Accumulated loss	$ —	$(3,360,848)(1)	$(3,360,848)
Payable for open forward foreign currency exchange contracts	(175,340)	—	(175,340)
Total Liability Derivatives	$(175,340)	$(3,360,848)	$(3,536,188)
Derivatives not subject to master netting or similar agreements	$—	$(3,360,848)	$(3,360,848)
Total Liability Derivatives subject to master netting or similar agreements	$(175,340)	$—	$(175,340)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$555,028	$ —	$(555,028)	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$(172,450)	$ —	$ —	$ —	$(172,450)
JPMorgan Chase Bank, N.A.	(2,890)	—	—	—	(2,890)
	$(175,340)	$ —	$ —	$ —	$(175,340)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
19

Calvert
Green Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2026 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$2,354,837	$ —	$2,354,837
Futures contracts	—	2,498,940	2,498,940
Total	$2,354,837	$2,498,940	$4,853,777
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$(41,706)	$ —	$(41,706)
Futures contracts	—	(4,646,848)	(4,646,848)
Total	$(41,706)	$(4,646,848)	$(4,688,554)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2026, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$191,597,000	$21,815,000	$111,297,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2026, the total value of securities on loan, including accrued interest, was $12,448,599 and the total value of collateral received was $12,809,602, comprised of cash of $8,449,643 and U.S. government and/or agencies securities of $4,359,959.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2026.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$8,449,643	$ —	$ —	$ —	$8,449,643
20

Calvert
Green Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for deposits for securities loaned at March 31, 2026 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2026.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2026.
8  Affiliated Investments
At March 31, 2026, the value of the Fund’s investment in funds that may be deemed to be affiliated was $26,213,480, which represents 3.2% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$55,324,254	$158,425,257	$(187,536,031)	$ —	$ —	$26,213,480	$867,884	26,213,480
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	347,907	$5,000,511	1,066,402	$15,016,248
Reinvestment of distributions	88,993	1,279,678	163,412	2,306,568
Shares redeemed	(544,505)	(7,824,918)	(1,027,615)	(14,474,352)
Net increase (decrease)	(107,605)	$(1,544,729)	202,199	$2,848,464
Class I
Shares sold	8,326,356	$120,126,325	12,715,834	$179,315,397
Reinvestment of distributions	924,899	13,317,951	1,668,864	23,587,653
Shares redeemed	(7,332,063)	(105,557,892)	(13,921,105)	(195,981,535)
Net increase	1,919,192	$27,886,384	463,593	$6,921,515
21

Calvert
Green Bond Fund
March 31, 2026
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class R6
Shares sold	673,705	$9,712,860	912,943	$12,879,209
Reinvestment of distributions	56,599	815,341	104,163	1,473,146
Shares redeemed	(446,111)	(6,430,868)	(1,749,236)	(24,684,042)
Net increase (decrease)	284,193	$4,097,333	(732,130)	$(10,331,687)
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
22

CGAFX-NCSR 3.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Impact Fund, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 26, 2026

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 26, 2026